UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2016

ITEM 1. REPORT TO SHAREHOLDERS

John Hancock

International Core Fund

Annual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
27	Financial statements
31	Financial highlights
43	Notes to financial statements
54	Auditor's report
55	Tax information
56	Trustees and Officers
60	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund's Class III shares' returns have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Fund and benchmark declined amid a challenging economic environment

Most developed-market stocks outside the United States, as represented by the fund's benchmark, the MSCI EAFE Index, declined as a slowdown in China's GDP growth and falling oil prices fueled concerns about the outlook for the global economy.

European holdings and Valeant Pharmaceuticals position detracted

The fund posted a negative return and trailed the benchmark, and an overweight in European value stocks and a position in Valeant Pharmaceuticals International, Inc. weighed on relative results.

Positive impact from positioning in Australia and Japan and in the telecommunication services sector

The fund's positioning in Australia and Japan and stock selection in the telecommunication services sector added relative value.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Please see the fund's prospectuses for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager David Cowan, Ph.D., GMO

David Cowan, Ph.D.
Portfolio Manager
GMO

What factors drove the generally negative return for international stocks during the 12-month period?

The performance of the fund's benchmark, the MSCI EAFE Index, was negative overall; however, in the early months of the period, most stocks in developed markets outside the United States rose. Accommodative monetary policies were a key catalyst, as the European Central Bank, the Bank of Japan, and the People's Bank of China expanded their economic stimulus initiatives. Signs of a modest economic rebound across much of Europe also lifted investor sentiment, and economic data in the United States remained generally strong, providing support for global equities.

However, the market's momentum faded over the late spring and summer of 2015 as worries about a slowdown in China's economic growth dominated the market narrative, fueling concerns about ripple effects around the world among China's trading partners. These fears were amplified when China devalued its currency, triggering concerns about disinflationary trends against a backdrop of weakening global growth. Selling reached a peak after Chinese manufacturing data fell to the weakest level in six years, but stocks rebounded in the fall as conditions in China and other countries stabilized. In the United States, strong employment figures led the U.S. Federal Reserve to raise interest rates for the first time since 2006. However, the market recovery was relatively brief, as stocks took another steep dive entering 2016 in response to fresh signs of slower growth in China and additional weakening in crude oil prices. Oil fell below $30 a barrel at one point in January, the lowest level in nearly 13 years, amid a global supply glut and concerns of weakening demand. Further expansion of accommodative monetary policies in Europe and Japan, including Japan's introduction of negative interest rates, helped to offset these headwinds somewhat in early 2016. However, market volatility persisted, and the benchmark's overall return for the period remained negative. Among the countries in the fund's benchmark, all but two posted negative returns.

How did this environment affect the portfolio team's management of the fund?

The market environment generally does not cause us to alter our approach. With its relatively balanced reliance on valuation-based stock selection techniques combined with our top-down assessment, we maintained an approach that we believe makes the fund flexible and responsive to

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       4

"Oil fell below $30 a barrel at one point in January, the lowest level in nearly 13 years, amid a global supply glut and concerns of weakening demand."
a variety of market conditions. In our view, the constrained economic outlook for many of the world's developed markets highlights the need for strong investment principles and a disciplined investment process.

The fund underperformed relative to its benchmark during the period. What factors had the most significant negative impacts?

The fund's overweight in European value stocks—including U.K. equities—relative to the benchmark weighed on performance, as these equities underperformed their growth-oriented counterparts in the European equity market. Within Germany, our stock selection was a key detractor. Another significant negative was the fund's overweight in energy, one of the weakest-performing sectors during the period. The slump in oil prices reduced profitability for many energy companies, and two particular energy holdings that had large negative impacts on the fund's relative performance were integrated energy firms whose shares declined sharply, Royal Dutch Shell PLC (Netherlands) and BP PLC (U.K.).

Which equity position had the most significant negative impact on relative performance?

By a wide margin, the fund's position in Valeant Pharmaceuticals International, Inc. (Canada) was the largest individual stock detractor. Shares of Valeant began to drop sharply in the fall of 2015 amid allegations of excessive price increases by the company and questionable business and accounting practices; resulting regulatory investigations weighed further on the stock. The stock's price tumbled nearly 67% during the 12-month period, during which we reduced the fund's

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Total SA	3.1
AstraZeneca PLC	2.6
Daimler AG	2.4
Allianz SE	2.2
KDDI Corp.	2.2
AXA SA	2.0
Swiss Re AG	2.0
Nippon Telegraph & Telephone Corp.	2.0
BASF SE	1.8
Sumitomo Mitsui Financial Group, Inc.	1.7
TOTAL	22.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       5

"By a wide margin, the fund's position in Valeant Pharmaceuticals International, Inc. (Canada) was the largest individual stock detractor."
position in Valeant. In addition to Valeant, Royal Dutch Shell, and BP, other positions that significantly detracted included two Japanese financials sector companies, Mitsubishi UFJ Financial Group, Inc. and Sumitomo Mitsui Financial Group, Inc.

TOP 10 COUNTRIES AS OF 2/29/16 (%)

Japan	24.3
United Kingdom	15.0
Germany	11.3
France	10.0
Hong Kong	4.0
Switzerland	4.0
Canada	3.6
Australia	3.5
Italy	2.6
Netherlands	2.3
TOTAL	80.6
As a percentage of net assets.
Cash and cash equivalents are not included.

What factors had positive impacts on the fund's relative performance?

At the country level, the fund's underweight in Australian equities contributed to relative results, as the Australian equity market underperformed. The slump in commodity prices weighed on Australia's prominent commodities producers and on its economy more broadly. In Japan, our stock selection had a positive impact.

At the sector level, the fund's overweight in telecommunication services and our stock selection within the sector significantly aided results.

Among the individual positions that significantly contributed were overweights in three Japanese telecommunication services companies: Nippon Telegraph & Telephone Corp., NTT DOCOMO, Inc., and KDDI Corp.

How was the fund positioned at the end of the period?

As has been the case for several years, we continue to favor European value stocks in the international market, owing to valuations that we find attractive.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       6

At the regional level, the fund was slightly overweight in Japan, its largest country exposure. It was also significantly overweight in France, Germany, and Italy, among others, and underweight in Australia and Switzerland.

At the sector level, the fund was overweight in consumer discretionary, telecommunication services, and energy. It was underweight in financials, consumer staples, and information technology.

Were there any substantive changes in the fund's operations?

Effective September 1, 2015, Neil Constable, Ph.D., and Chris Fortson were named portfolio managers of the fund, and Thomas R. Hancock, Ph.D., no longer serves as a portfolio manager of the fund. Ben Inker, CFA, Sam Wilderman, CFA, and I continue to serve as portfolio managers of the fund.

MANAGED BY

David Cowan, Ph.D. On the fund since 2009 Investing since 2004
Ben Inker, CFA On the fund since 2014 Investing since 1992
Sam Wilderman, CFA On the fund since 2014 Investing since 1996
Neil Constable, Ph.D. On the fund since 2015 Investing since 2003
Chris Fortson On the fund since 2015 Investing since 2006

The views expressed in this report are exclusively those of David Cowan, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge							Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year		Since inception		5-year	10-year		Since inception
Class A	-23.32	-1.59	-0.01	[1]	—		-7.68	-0.07	[1]	—
Class B2	-23.89	-1.69	-0.23		—		-8.19	-2.26		—
Class C2	-20.68	-1.33	-0.22		—		-6.46	-2.21		—
Class I2,3	-19.03	-0.20	0.94		—		-1.01	9.77		—
Class R1[2,3]	-19.62	-0.94	0.22		—		-4.62	2.17		—
Class R2[2,3]	-19.41	-0.94	-0.30		—		-4.60	-2.92		—
Class R3[3]	-19.54	-0.84	—		3.98	[4]	-4.13	—		30.26	[4]
Class R4[3]	-19.21	-0.48	—		4.34	[4]	-2.36	—		33.37	[4]
Class R5[3]	-19.03	-0.25	—		4.60	[4]	-1.23	—		35.65	[4]
Class R6[2,3]	-18.94	-0.12	1.07		—		-0.58	11.24		—
Class 1[3]	-18.98	-0.12	—		-0.08	[5]	-0.60	—		-0.70	[5]
Class NAV[3]	-18.96	-0.08	—		0.33	[6]	-0.40	—		3.22	[6]
Index†	-14.80	1.01	1.95		—		5.15	21.35		—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.40	2.10	2.10	1.08	1.74	1.49	1.64	1.34	1.04	0.99	1.02	0.97
Net (%)	1.38	2.10	2.10	1.08	1.74	1.49	1.64	1.24	1.04	0.97	1.02	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B2,7	2-28-06	9,774	9,774	12,135
Class C2,7	2-28-06	9,779	9,779	12,135
Class I2,3	2-28-06	10,977	10,977	12,135
Class R1[2,3]	2-28-06	10,217	10,217	12,135
Class R2[2,3]	2-28-06	9,708	9,708	12,135
Class R3[3]	5-22-09	13,026	13,026	15,052
Class R4[3]	5-22-09	13,337	13,337	15,052
Class R5[3]	5-22-09	13,565	13,565	15,052
Class R6[2,3]	2-28-06	11,124	11,124	12,135
Class 1[3]	11-6-06	9,930	9,930	10,789
Class NAV[3]	8-29-06	10,322	10,322	11,332

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund's Class III shares' returns have been recalculated to reflect the gross fees and expenses of Class A shares.
2	Class B, Class C, Class I, and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6, and Class R2 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	From 5-22-09.
5	From 11-6-06.
6	From 8-29-06.
7	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$872.40	$6.42	1.38%
Class B	1,000.00	869.00	9.67	2.08%
Class C	1,000.00	869.40	9.67	2.08%
Class I	1,000.00	873.60	4.98	1.07%
Class R1	1,000.00	870.80	8.05	1.73%
Class R2	1,000.00	872.10	10.75	2.31%
Class R3	1,000.00	871.20	7.63	1.64%
Class R4	1,000.00	872.90	5.87	1.26%
Class R5	1,000.00	874.00	4.75	1.02%
Class R6	1,000.00	874.20	4.57	0.98%
Class 1	1,000.00	874.10	4.71	1.01%
Class NAV	1,000.00	874.20	4.47	0.96%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.00	$6.92	1.38%
Class B	1,000.00	1,014.50	10.42	2.08%
Class C	1,000.00	1,014.50	10.42	2.08%
Class I	1,000.00	1,019.50	5.37	1.07%
Class R1	1,000.00	1,016.30	8.67	1.73%
Class R2	1,000.00	1,013.40	11.56	2.31%
Class R3	1,000.00	1,016.70	8.22	1.64%
Class R4	1,000.00	1,018.60	6.32	1.26%
Class R5	1,000.00	1,019.80	5.12	1.02%
Class R6	1,000.00	1,020.00	4.92	0.98%
Class 1	1,000.00	1,019.80	5.07	1.01%
Class NAV	1,000.00	1,010.05	4.82	0.96%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       11

Fund's investments

As of 2-29-16
	Shares	Value
Common stocks 92.3%		$1,492,103,100
(Cost $1,660,880,817)
Australia 3.5%		56,236,548
Abacus Property Group	126,328	260,853
Adelaide Brighton, Ltd.	441,097	1,554,376
ASX, Ltd.	39,039	1,168,295
Australia & New Zealand Banking Group, Ltd.	40,620	648,024
Bendigo & Adelaide Bank, Ltd.	25,593	155,880
BT Investment Management, Ltd.	16,278	105,808
BWP Trust	109,334	252,244
Challenger, Ltd.	25,760	137,794
Charter Hall Group	17,949	56,320
Charter Hall Retail REIT	78,825	241,889
CIMIC Group, Ltd.	36,628	822,536
Cromwell Property Group	454,062	328,466
Dexus Property Group	219,447	1,175,960
Downer EDI, Ltd.	604,249	1,430,813
Fairfax Media, Ltd.	2,094,909	1,147,654
Genworth Mortgage Insurance Australia, Ltd.	40,924	63,195
Goodman Group	381,274	1,759,169
Investa Office Fund	388,961	1,098,862
IOOF Holdings, Ltd. (L)	80,691	479,548
Lend Lease Group	153,264	1,420,735
Macquarie Group, Ltd.	73,828	3,372,833
Mirvac Group	919,748	1,197,276
Nine Entertainment Company Holdings, Ltd.	43,928	46,725
OZ Minerals, Ltd.	508,348	1,821,893
Perpetual, Ltd.	6,458	190,448
Premier Investments, Ltd.	4,208	39,458
Scentre Group	2,770,790	8,614,885
Seven West Media, Ltd.	96,764	67,782
Shopping Centres Australasia Property Group	22,793	36,830
Sonic Healthcare, Ltd.	43,597	572,759
South32, Ltd. (I)	445,790	396,671
Stockland	720,426	2,138,052
Suncorp Group, Ltd.	206,696	1,647,251
Telstra Corp., Ltd.	2,916,558	10,902,412
The GPT Group	478,680	1,676,309
The Star Entertainment Group, Ltd.	415,956	1,543,220
Thorn Group, Ltd.	203,265	258,050
Vicinity Centres	1,073,378	2,376,417

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       12

	Shares	Value
Australia (continued)
Westfield Corp. (I)	356,419	$2,534,870
Woodside Petroleum, Ltd.	108,153	1,943,471
WorleyParsons, Ltd. (L)	185,074	550,515
Austria 0.4%		6,989,337
Oesterreichische Post AG	31,263	1,122,044
OMV AG	137,880	3,618,181
UNIQA Insurance Group AG	2,379	14,411
voestalpine AG	77,409	2,234,701
Belgium 1.1%		18,229,004
Ageas	75,534	2,786,905
AGFA-Gevaert NV (I)	188,440	694,574
bpost SA	112,950	2,802,920
D'Ieteren SA	14,958	551,061
Delhaize Group	81,259	8,217,416
Mobistar SA (I)	10,836	225,345
Proximus	48,712	1,532,844
Umicore SA	31,429	1,417,939
Canada 4.9%		78,589,184
Air Canada (I)	343,900	1,835,150
Bank of Montreal	61,500	3,393,182
BCE, Inc.	99,200	4,284,736
Canadian Imperial Bank of Commerce	98,700	6,561,763
Canadian Tire Corp., Ltd., Class A	17,800	1,730,534
Celestica, Inc. (I)	25,100	258,421
CI Financial Corp.	85,500	1,893,891
Cogeco Communications, Inc.	2,000	93,762
Corus Entertainment, Inc., B Shares	7,000	55,669
Industrial Alliance Insurance & Financial Services, Inc.	17,000	456,977
Laurentian Bank of Canada	7,200	242,927
Linamar Corp.	17,100	746,940
Magna International, Inc.	150,000	5,820,399
Metro, Inc.	314,900	10,063,766
Power Corp. of Canada	69,300	1,505,854
RONA, Inc.	4,500	78,426
Royal Bank of Canada	104,000	5,309,150
Sun Life Financial, Inc.	146,800	4,376,875
Suncor Energy, Inc. (L)	323,200	7,902,037
Toromont Industries, Ltd.	14,200	333,642
Transcontinental, Inc., Class A	112,400	1,595,033
Valeant Pharmaceuticals International, Inc. (I)	304,712	20,050,050

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       13

	Shares	Value
China 0.1%		$1,725,893
Yangzijiang Shipbuilding Holdings, Ltd.	2,683,500	1,725,893
Colombia 0.0%		222,060
Pacific Exploration and Production Corp. (I)(L)	225,900	222,060
Denmark 1.2%		18,988,994
AP Moeller - Maersk A/S, Class B	2,918	3,834,847
Carlsberg A/S, B Shares	49,195	4,242,354
Novo Nordisk A/S, B Shares	171,379	8,823,391
Pandora A/S	12,531	1,581,888
Sydbank A/S	2,945	80,081
TDC A/S	100,507	426,433
Faroe Islands 0.1%		1,779,105
Bakkafrost P/F	49,795	1,779,105
Finland 1.1%		18,126,191
Fortum OYJ	163,050	2,160,424
Metso OYJ	14,684	324,277
Neste OYJ	124,940	3,911,386
Sampo OYJ, A Shares	61,474	2,765,307
Sponda OYJ	109,936	446,930
Stora Enso OYJ, R Shares	266,136	2,191,194
Tieto OYJ	63,726	1,664,362
UPM-Kymmene OYJ	275,619	4,662,311
France 10.0%		162,236,771
Alten SA	3,086	177,762
AXA SA	1,458,268	32,062,407
BNP Paribas SA	123,374	5,753,826
Carrefour SA	36,073	954,189
Casino Guichard Perrachon SA (L)	19,854	893,869
Christian Dior SE	56,839	9,995,363
Cie de Saint-Gobain	44,829	1,731,900
Cie Generale des Etablissements Michelin	70,435	6,353,679
CNP Assurances	32,133	475,201
Credit Agricole SA	7,784	81,351
Engie SA	15,918	246,354
Euler Hermes Group	2,992	247,743
LVMH Moet Hennessy Louis Vuitton SE	15,354	2,550,885
Mercialys SA	2,760	60,682
Metropole Television SA	63,817	1,069,154
Nexity SA	1,673	77,232
Orange SA	149,826	2,595,064
Rallye SA (L)	14,646	238,219

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       14

	Shares	Value
France (continued)
Renault SA	74,048	$6,752,040
Rexel SA	113,964	1,395,206
Sanofi	31,882	2,526,286
Schneider Electric SE	25,980	1,548,557
SCOR SE	123,901	4,333,432
Societe BIC SA	5,193	720,263
Societe Generale SA	177,610	6,237,871
Suez Environnement Company	121,853	2,104,886
Total SA (L)	1,118,845	50,147,372
Trigano SA	7,710	447,343
Valeo SA	24,319	3,362,177
Vinci SA	29,515	2,038,648
Vivendi SA	725,911	15,057,810
Germany 10.7%		172,738,508
ADVA Optical Networking SE (I)	119,463	1,234,578
Allianz SE	245,097	36,354,687
Amadeus Fire AG	3,258	228,815
Aurubis AG	34,004	1,534,323
BASF SE	461,110	29,897,583
Bayerische Motoren Werke AG	156,146	12,685,057
Bechtle AG	2,024	172,482
Daimler AG	562,879	38,296,879
Deutsche Beteiligungs AG	8,541	244,830
Deutsche EuroShop AG	1,004	42,320
Deutsche Lufthansa AG (I)	398,367	5,932,487
Deutsche Telekom AG	747,245	12,499,219
Evonik Industries AG	49,051	1,473,586
Freenet AG	49,459	1,469,413
Grand City Properties SA	8,439	175,224
Hannover Rueck SE	42,961	4,409,085
HeidelbergCement AG	29,894	2,186,849
K+S AG	140,929	2,945,866
Leoni AG	29,865	867,311
METRO AG	43,056	1,053,660
Muenchener Rueckversicherungs-Gesellschaft AG	45,365	8,905,008
ProSiebenSat.1 Media SE	145,527	7,438,352
Rheinmetall AG	6,591	468,123
Rhoen-Klinikum AG	24,476	722,990
Salzgitter AG	13,016	296,587
Software AG	15,791	556,695
STADA Arzneimittel AG	19,111	646,499

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       15

	Shares	Value
Hong Kong 4.0%		$64,557,812
BOC Hong Kong Holdings, Ltd.	2,102,500	5,462,715
Champion REIT	714,000	346,935
CK Hutchison Holdings, Ltd.	818,472	9,868,208
Dah Sing Banking Group, Ltd.	377,200	626,107
Dah Sing Financial Holdings, Ltd.	68,800	362,890
First Pacific Company, Ltd.	84,000	57,890
Hang Seng Bank, Ltd.	174,000	2,941,654
Henderson Land Development Company, Ltd.	186,000	1,004,276
HKT Trust & HKT, Ltd.	368,000	509,205
Hongkong Land Holdings, Ltd.	893,800	5,244,946
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,206,000	406,124
Hysan Development Company, Ltd.	668,000	2,644,417
Kerry Properties, Ltd.	856,000	2,007,739
Luk Fook Holdings International, Ltd.	211,000	418,024
Man Wah Holdings, Ltd.	289,200	341,757
Pacific Textiles Holdings, Ltd.	753,000	1,098,243
PCCW, Ltd.	1,209,000	767,795
Power Assets Holdings, Ltd.	98,500	932,889
Shun Tak Holdings, Ltd.	1,180,000	368,255
Sino Land Company, Ltd.	502,000	696,579
SJM Holdings, Ltd.	2,644,000	1,608,446
SmarTone Telecommunications Holdings, Ltd.	272,500	448,488
Sun Hung Kai Properties, Ltd.	734,589	8,234,980
Swire Pacific, Ltd., Class A	335,000	3,271,930
Swire Properties, Ltd.	129,000	331,471
Techtronic Industries Company, Ltd.	397,000	1,516,716
Television Broadcasts, Ltd.	122,700	482,637
Texwinca Holdings, Ltd.	360,000	342,579
The Bank of East Asia, Ltd.	87,000	275,944
The Link REIT	864,500	4,871,975
The Wharf Holdings, Ltd.	573,000	2,874,280
Value Partners Group, Ltd.	262,000	219,809
Wheelock & Company, Ltd.	678,000	2,675,817
Xinyi Glass Holdings, Ltd.	1,118,000	590,402
Yue Yuen Industrial Holdings, Ltd.	198,500	705,690
Isle of Man 0.1%		1,646,056
Playtech PLC	140,357	1,646,056
Israel 1.5%		23,675,326
Bank Hapoalim BM	533,197	2,604,654
Bank Leumi Le-Israel BM (I)	1,292,029	4,310,291
Bezeq The Israeli Telecommunication Corp., Ltd.	866,293	1,942,117
Check Point Software Technologies, Ltd. (I)	30,200	2,508,714

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       16

	Shares	Value
Israel (continued)
Harel Insurance Investments & Financial Services, Ltd.	82,253	$278,635
Israel Discount Bank, Ltd., Class A (I)	996,703	1,601,106
Mizrahi Tefahot Bank, Ltd.	4,384	48,400
Partner Communications Company, Ltd. (I)	32,620	152,288
Teva Pharmaceutical Industries, Ltd.	182,309	10,229,121
Italy 2.6%		41,884,534
A2A SpA	891,883	1,020,248
ACEA SpA	40,691	545,414
Amplifon SpA	88,254	707,715
ASTM SpA	13,954	152,026
Banca Mediolanum SpA	218,168	1,542,679
Enel SpA	3,050,313	12,190,446
Eni SpA	1,128,711	15,785,338
EXOR SpA	24,735	815,323
Hera SpA	683,453	1,925,100
Iren SpA	105,170	166,476
Italmobiliare SpA	16,657	454,247
MARR SpA	26,921	525,828
Recordati SpA	62,294	1,497,850
Reply SpA	4,202	510,903
Snam SpA	18,691	100,726
Societa Cattolica di Assicurazioni SCRL	119,807	779,796
Telecom Italia SpA	106,430	82,096
Telecom Italia SpA (I)	3,087,637	3,000,265
Unipol Gruppo Finanziario SpA	22,210	82,058
Japan 24.3%		392,803,118
Adastria Company, Ltd.	8,000	207,447
ADEKA Corp.	55,000	728,560
Aeon Company, Ltd.	54,600	716,007
Aisin Seiki Company, Ltd.	65,800	2,633,083
Alpine Electronics, Inc.	22,900	258,675
AOKI Holdings, Inc.	48,600	546,860
Aoyama Trading Company, Ltd.	42,600	1,573,136
Arcland Sakamoto Company, Ltd.	25,000	235,964
Asahi Glass Company, Ltd.	180,000	871,278
Asahi Kasei Corp.	379,000	2,144,726
Asatsu-DK, Inc.	13,000	337,887
Autobacs Seven Company, Ltd.	35,000	593,258
Bridgestone Corp.	182,400	6,386,120
Brother Industries, Ltd.	11,000	120,148
Calsonic Kansei Corp.	211,000	1,548,750
Canon Marketing Japan, Inc.	5,400	90,910

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       17

	Shares	Value
Japan (continued)
Canon, Inc.	305,200	$8,601,925
Central Glass Company, Ltd.	160,000	913,855
Central Japan Railway Company	70,900	12,685,195
Century Tokyo Leasing Corp.	18,200	620,942
Chiyoda Integre Company, Ltd.	12,900	291,078
Coca-Cola West Company, Ltd.	14,200	317,738
Cosmo Energy Holdings Company, Ltd. (I)	39,400	422,244
Credit Saison Company, Ltd.	17,900	303,078
CyberAgent, Inc.	4,200	172,366
Daicel Corp.	25,300	322,826
Daihatsu Motor Company, Ltd.	53,800	747,052
Daiichi Sankyo Company, Ltd.	37,100	774,595
Daiichikosho Company, Ltd.	16,700	698,471
Daikyo, Inc.	79,000	125,252
Daito Trust Construction Company, Ltd.	22,300	3,020,290
Daiwa House Industry Company, Ltd.	32,000	875,733
Daiwabo Holdings Company, Ltd.	168,000	296,408
DCM Holdings Company, Ltd.	128,800	947,864
DeNA Company, Ltd.	92,661	1,352,480
Denka Company, Ltd.	362,000	1,282,335
Descente, Ltd.	18,900	282,077
Doutor Nichires Holdings Company, Ltd.	25,200	396,114
Exedy Corp.	11,700	233,299
Fuji Heavy Industries, Ltd.	115,616	3,782,589
Fuji Oil Holdings, Inc.	50,500	855,699
FUJIFILM Holdings Corp.	312,300	11,705,070
Fujitsu General, Ltd.	11,000	149,886
Fukuoka Financial Group, Inc.	62,000	196,479
Fuyo General Lease Company, Ltd.	8,100	343,652
Geo Holdings Corp.	34,100	509,548
Gree, Inc.	152,100	717,773
Gunze, Ltd.	40,000	104,949
H2O Retailing Corp.	8,700	149,900
Hanwa Company, Ltd.	322,000	1,325,102
Haseko Corp.	263,100	2,277,080
Hitachi Capital Corp.	7,400	158,769
Hitachi Chemical Company, Ltd.	52,100	847,865
Hokuhoku Financial Group, Inc.	101,000	150,330
Honda Motor Company, Ltd.	155,903	4,009,652
Horiba, Ltd.	6,700	219,560
Hoya Corp.	48,600	1,756,248
Idemitsu Kosan Company, Ltd.	70,800	1,071,714
Inpex Corp.	272,700	1,965,999

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       18

	Shares	Value
Japan (continued)
Isuzu Motors, Ltd.	96,100	$961,444
ITOCHU Corp.	1,582,200	18,652,878
Itochu Enex Company, Ltd.	43,900	323,145
Jafco Company, Ltd.	7,700	212,114
Japan Airlines Company, Ltd.	243,900	8,727,115
Japan Tobacco, Inc.	8,000	318,119
JSR Corp.	15,500	217,283
JX Holdings, Inc.	456,700	1,773,982
K's Holdings Corp.	66,900	2,177,365
Kaneka Corp.	188,000	1,407,900
Kanematsu Corp.	458,000	608,852
Kawasaki Kisen Kaisha, Ltd.	774,000	1,295,277
KDDI Corp.	1,361,400	34,781,047
Keihin Corp.	41,800	575,011
Kobe Steel, Ltd.	884,000	679,994
Kohnan Shoji Company, Ltd. (L)	9,800	133,003
Koito Manufacturing Company, Ltd.	13,400	590,277
Kokuyo Company, Ltd.	58,200	578,108
Konica Minolta, Inc.	38,500	322,797
Kuraray Company, Ltd.	90,500	989,574
Kuroda Electric Company, Ltd.	12,100	164,529
Leopalace21 Corp. (I)	223,700	1,297,933
Marubeni Corp.	927,024	4,644,558
Marui Group Company, Ltd.	13,300	182,298
Medipal Holdings Corp.	136,135	2,086,291
Mitsuba Corp.	6,600	87,844
Mitsubishi Chemical Holdings Corp.	410,249	2,070,013
Mitsubishi Corp.	229,495	3,672,731
Mitsubishi Electric Corp.	467,000	4,727,843
Mitsubishi UFJ Financial Group, Inc.	5,261,400	22,704,568
Mitsubishi UFJ Lease & Finance Company, Ltd.	71,100	306,675
Mitsui & Company, Ltd.	914,500	10,542,267
Mitsui Engineering & Shipbuilding Company, Ltd.	441,000	581,846
Mizuho Financial Group, Inc.	3,808,600	5,618,592
Murata Manufacturing Company, Ltd.	7,100	851,990
NHK Spring Company, Ltd.	73,400	669,979
Nichiha Corp.	28,800	389,143
Nifco, Inc.	5,000	225,878
Nippo Corp.	50,000	746,043
Nippon Electric Glass Company, Ltd.	169,000	803,759
Nippon Light Metal Holdings Company, Ltd.	156,600	244,045
Nippon Paper Industries Company, Ltd.	117,100	1,978,175
Nippon Steel & Sumikin Bussan Corp.	154,000	474,469

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       19

	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	744,900	$31,544,518
Nippon Television Holdings, Inc.	11,250	192,331
Nippon Yusen KK	260,000	479,159
Nipro Corp.	48,400	453,473
Nissan Motor Company, Ltd.	1,653,767	14,999,112
Nissin Kogyo Company, Ltd.	5,400	67,582
Nitori Holdings Company, Ltd.	39,400	3,026,146
NOK Corp.	38,200	615,694
Nomura Holdings, Inc.	398,100	1,682,276
Nomura Real Estate Holdings, Inc.	17,500	313,235
North Pacific Bank, Ltd.	49,100	121,648
NTT DOCOMO, Inc.	579,743	13,494,506
Onward Holdings Company, Ltd.	57,000	346,229
Open House Company, Ltd.	5,100	92,096
Orient Corp. (I)	199,400	351,337
ORIX Corp.	177,200	2,319,710
Osaka Gas Company, Ltd.	143,000	544,985
Otsuka Holdings Company, Ltd.	276,600	9,776,263
PanaHome Corp.	41,000	290,197
Press Kogyo Company, Ltd.	81,100	277,928
Relo Holdings, Inc.	600	73,546
Resona Holdings, Inc.	506,600	1,776,699
Ricoh Company, Ltd.	196,700	1,942,535
Ryohin Keikaku Company, Ltd.	12,100	2,464,868
Saizeriya Company, Ltd.	6,600	135,715
San-A Company, Ltd.	3,400	144,676
Sangetsu Company, Ltd.	1,700	30,065
Sanshin Electronics Company, Ltd.	27,700	207,323
Sanyo Shokai, Ltd.	128,000	269,883
Seiko Epson Corp.	68,700	1,104,563
Sekisui Chemical Company, Ltd.	243,400	2,695,834
Sekisui House, Ltd.	295,900	4,815,749
Shimachu Company, Ltd.	3,400	72,157
Shimamura Company, Ltd.	2,500	276,573
Showa Denko KK	409,000	406,102
SKY Perfect JSAT Holdings, Inc.	11,875	72,238
Sojitz Corp.	1,946,700	3,745,673
Sumitomo Corp.	462,000	4,548,117
Sumitomo Forestry Company, Ltd.	100,500	1,121,940
Sumitomo Heavy Industries, Ltd.	150,000	618,658
Sumitomo Metal Mining Company, Ltd.	184,000	1,977,445
Sumitomo Mitsui Financial Group, Inc.	961,000	26,965,839
Sumitomo Mitsui Trust Holdings, Inc.	334,000	973,187

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       20

	Shares	Value
Japan (continued)
Sumitomo Osaka Cement Company, Ltd.	94,000	$343,409
Sumitomo Rubber Industries, Ltd.	128,900	1,842,246
Sumitomo Seika Chemicals Company, Ltd.	51,000	262,847
Suruga Bank, Ltd.	9,700	155,378
Suzuken Company, Ltd.	8,700	282,723
T-Gaia Corp.	19,800	229,005
Takashimaya Company, Ltd.	49,000	392,078
The 77 Bank, Ltd.	17,000	60,228
The Bank of Kyoto, Ltd.	22,000	137,647
The Bank of Yokohama, Ltd.	86,000	389,940
The Chiba Bank, Ltd.	50,000	234,482
The Daishi Bank, Ltd.	9,000	29,834
The Gunma Bank, Ltd.	24,000	105,456
The Hachijuni Bank, Ltd.	16,000	73,386
The Hiroshima Bank, Ltd.	21,000	78,258
The Hyakugo Bank, Ltd.	61,000	219,931
The Iyo Bank, Ltd.	10,600	73,327
The Joyo Bank, Ltd.	39,000	135,084
The Juroku Bank, Ltd.	10,000	31,258
The Keiyo Bank, Ltd.	5,000	18,954
The Musashino Bank, Ltd.	1,000	25,608
The Nishi-Nippon City Bank, Ltd.	166,000	299,949
The Ogaki Kyoritsu Bank, Ltd.	7,000	21,847
The San-In Godo Bank, Ltd.	6,000	35,640
The Shizuoka Bank, Ltd.	26,000	190,048
The Yokohama Rubber Company, Ltd.	79,700	1,270,813
Toei Company, Ltd.	26,000	203,216
Toho Holdings Company, Ltd.	69,100	1,432,790
Tokai Rika Company, Ltd.	48,200	949,320
Tokai Tokyo Financial Holdings, Inc.	17,500	85,088
Token Corp.	4,600	342,677
Tokyo Electric Power Company, Inc. (I)	343,200	1,738,451
Tokyo Gas Company, Ltd.	94,000	433,880
Tokyo Seimitsu Company, Ltd.	8,200	153,526
Topre Corp.	13,000	241,669
Tosoh Corp.	489,000	1,858,792
Toyo Tire & Rubber Company, Ltd.	16,400	248,717
Toyoda Gosei Company, Ltd.	16,400	313,463
Toyota Boshoku Corp.	11,100	175,078
Toyota Tsusho Corp.	199,800	4,032,085
TPR Company, Ltd.	15,100	363,770
TS Tech Company, Ltd.	59,200	1,315,236
Ube Industries, Ltd.	310,000	524,505

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       21

	Shares	Value
Japan (continued)
UKC Holdings Corp.	15,400	$275,260
Unipres Corp.	2,700	48,895
UNY Group Holdings Company, Ltd.	146,200	946,846
USS Company, Ltd.	11,100	174,707
Valor Company, Ltd.	51,700	1,117,667
Wacoal Holdings Corp.	40,000	460,094
West Japan Railway Company	35,000	2,047,590
Xebio Company, Ltd.	2,000	31,723
Yamaguchi Financial Group, Inc.	79,000	743,720
Yamaha Motor Company, Ltd.	8,000	119,076
Yamazen Corp.	38,200	303,140
Yuasa Trading Company, Ltd.	17,500	384,307
Malta 0.0%		144,676
BGP Holdings PLC (I)	2,714,128	144,676
Netherlands 2.3%		36,482,746
Boskalis Westminster NV	9,991	363,471
Corbion NV	33,663	747,960
Delta Lloyd NV (L)	101,837	635,130
Heineken Holding NV	28,359	2,053,902
Heineken NV	67,508	5,417,754
ING Groep NV	3,459	41,236
Koninklijke Ahold NV	481,333	10,539,983
PostNL NV (I)	601,680	2,336,008
Royal Dutch Shell PLC, A Shares (L)	240,637	5,481,756
TomTom NV (I)	89,150	799,901
Wolters Kluwer NV	214,068	8,065,645
New Zealand 0.1%		2,001,456
Air New Zealand, Ltd.	359,149	644,481
Chorus, Ltd.	105,127	271,378
Nuplex Industries, Ltd.	101,853	337,545
SKY Network Television, Ltd.	264,011	748,052
Norway 1.5%		23,838,024
DNB ASA	63,653	733,736
Orkla ASA	324,927	2,680,373
Statoil ASA	628,222	9,145,179
Storebrand ASA (I)	274,573	1,078,508
Telenor ASA	307,883	4,596,358
Yara International ASA	144,609	5,603,870
Portugal 0.1%		1,788,014
CTT-Correios de Portugal SA	193,766	1,485,276

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       22

	Shares	Value
Portugal (continued)
EDP - Energias de Portugal SA	97,752	$302,738
Singapore 0.6%		9,505,176
Ascendas Real Estate Investment Trust	520,100	894,849
BW LPG, Ltd. (S)	96,178	624,276
CapitaLand Commercial Trust	583,600	593,319
CapitaLand Mall Trust	490,700	763,655
CapitaLand Retail China Trust	203,500	206,196
CDL Hospitality Trusts	288,100	262,300
DBS Group Holdings, Ltd.	371,300	3,576,187
Frasers Centrepoint Trust	16,700	23,575
Golden Agri-Resources, Ltd.	3,958,800	1,041,705
Keppel REIT	86,300	57,648
Mapletree Commercial Trust	21,500	21,555
Mapletree Greater China Commercial Trust	825,000	533,658
Mapletree Industrial Trust	311,700	342,388
Mapletree Logistics Trust	85,800	59,463
Starhill Global REIT	374,800	198,555
UOL Group, Ltd.	76,000	305,847
Spain 1.7%		27,712,739
Ebro Foods SA	17,160	350,197
Enagas SA	51,058	1,433,203
Endesa SA	274,194	4,942,125
Gas Natural SDG SA	93,527	1,628,712
Iberdrola SA	1,623,876	10,461,397
Red Electrica Corp. SA	17,835	1,410,450
Repsol SA	411,741	4,236,787
Telefonica SA	325,925	3,249,868
Sweden 1.4%		22,577,672
Axfood AB	25,638	429,323
Bilia AB, A Shares	23,939	462,611
Castellum AB	32,672	493,316
Fabege AB	24,212	374,489
Fastighets AB Balder, B Shares (I)	12,008	277,017
Hufvudstaden AB, A Shares	19,632	285,931
Industrivarden AB, C Shares	26,505	407,869
Investor AB, B Shares	57,362	1,900,233
L E Lundbergforetagen AB, B Shares	673	33,902
NCC AB, B Shares	56,478	1,900,228
Sandvik AB	384,374	3,493,835
Securitas AB, B Shares	92,546	1,383,414
Skanska AB, B Shares	90,329	1,920,053

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       23

	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	767,462	$7,048,587
Volvo AB, B Shares	143,826	1,440,697
Wihlborgs Fastigheter AB	36,861	726,167
Switzerland 4.0%		64,495,736
Adecco SA (I)	25,121	1,454,947
Ascom Holding AG	24,700	412,812
Autoneum Holding AG (I)	1,873	402,355
Baloise Holding AG	12,274	1,543,934
Banque Cantonale Vaudoise	283	181,837
Cembra Money Bank AG (I)	3,570	231,469
dorma+kaba Holding AG (I)	949	567,729
EMS-Chemie Holding AG	1,137	527,233
Flughafen Zuerich AG	508	403,003
Forbo Holding AG (I)	260	269,723
Georg Fischer AG	604	410,632
Helvetia Holding AG	1,204	636,111
Kuehne + Nagel International AG	8,036	1,042,299
LafargeHolcim, Ltd. (I)	47,231	1,858,309
Logitech International SA	19,995	308,662
Roche Holding AG	5,807	1,489,004
Sika AG	72	273,414
Swiss Life Holding AG (I)	12,419	3,024,220
Swiss Re AG	360,220	31,928,445
Swisscom AG	2,836	1,381,894
The Swatch Group AG	12,112	4,194,176
The Swatch Group AG	3,502	243,219
Vontobel Holding AG	9,962	433,493
Zurich Insurance Group AG (I)	53,240	11,276,816
United Kingdom 15.0%		243,128,420
AstraZeneca PLC	734,354	41,752,826
Beazley PLC	216,280	1,077,169
Bellway PLC	36,524	1,299,511
Berkeley Group Holdings PLC	154,310	6,949,024
Bovis Homes Group PLC	59,173	784,637
BP PLC	3,123,967	15,161,181
British American Tobacco PLC	482,896	26,271,528
BT Group PLC	1,358,243	9,146,604
Carillion PLC (L)	391,255	1,491,430
Centrica PLC	3,341,827	9,609,785
Compass Group PLC	269,594	4,726,620
Crest Nicholson Holdings PLC	241,354	1,873,795
CYBG PLC (I)	5,837	15,123

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       24

			Shares	Value
United Kingdom (continued)
	EnQuest PLC (I)		846,557	$164,089
	Galliford Try PLC		23,482	477,975
	GlaxoSmithKline PLC		748,653	14,508,904
	Henderson Group PLC		626,413	2,033,744
	Home Retail Group PLC		1,131,148	2,767,803
	Hunting PLC		64,778	315,610
	IG Group Holdings PLC		225,471	2,376,877
	Imperial Brands PLC		223,866	11,554,999
	Inchcape PLC		388,969	3,975,507
	Indivior PLC		218,756	510,560
	Intermediate Capital Group PLC		206,773	1,654,774
	J Sainsbury PLC		510,606	1,797,193
	Jupiter Fund Management PLC		114,364	632,806
	Kingfisher PLC		1,515,896	7,002,361
	Lookers PLC		206,706	442,955
	Marks & Spencer Group PLC		206,046	1,211,729
	National Express Group PLC		36,019	164,112
	Persimmon PLC (I)		383,311	11,584,169
	Reckitt Benckiser Group PLC		172,866	15,746,287
	Royal Mail PLC		765,141	4,819,498
	Savills PLC		15,752	143,506
	The Sage Group PLC		591,219	4,878,530
	Unilever NV		248,689	10,842,460
	WH Smith PLC		125,711	3,148,218
	WM Morrison Supermarkets PLC (L)		1,217,431	3,352,309
	WPP PLC		800,585	16,862,212
Preferred securities 0.6%				$10,169,450
(Cost $17,457,476)
Germany 0.6%				10,169,450
	Jungheinrich AG		5,907	447,764
	Porsche Automobil Holding SE		145,218	6,567,734
	Volkswagen AG		27,122	3,153,952
	Yield (%)		Shares	Value
Securities lending collateral 1.2%				$19,499,485
(Cost $19,499,274)
John Hancock Collateral Trust (W)	0.4639(Y)		1,948,916	19,499,485
	Yield (%)*	Maturity date	Par value^	Value
Short-term investments 7.6%				$123,090,314
(Cost $123,090,569)
U.S. Government 6.4%				102,930,372
U.S. Treasury Bill	0.052	04-28-16	25,000,000	24,988,950

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       25

	Yield (%)*	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.073	04-14-16	15,000,000	$14,994,900
U.S. Treasury Bill	0.076	04-21-16	18,000,000	17,992,692
U.S. Treasury Bill	0.180	03-03-16	5,000,000	4,999,965
U.S. Treasury Bill	0.315	06-02-16	15,000,000	14,987,985
U.S. Treasury Bill	0.470	06-23-16	15,000,000	14,984,850
U.S. Treasury Bill	0.526	08-04-16	10,000,000	9,981,030
		Yield (%)	Shares	Value
Money market funds 1.2%				20,159,942
JPMorgan U.S. Treasury Plus Money Market Fund		0.1529(Y)	20,159,942	$20,159,942
Total investments (Cost $1,820,928,136)† 101.7%				$1,644,862,349
Other assets and liabilities, net (1.7%)				($27,514,336)
Total net assets 100.0%				$1,617,348,013

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,867,923,956. Net unrealized depreciation aggregated to $223,061,607, of which $45,483,292 related to appreciated investment securities and $268,544,899 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       26

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16

Assets
Unaffiliated investments, at value (Cost $1,801,428,862) including $18,519,845 of securities loaned	1,625,362,864
Affiliated investments, at value (Cost $19,499,274)	19,499,485
Total investments, at value (Cost $1,820,928,136)	1,644,862,349
Foreign currency, at value (Cost $752,124)	752,809
Cash held at broker for futures contracts	975,178
Receivable for investments sold	2,148,911
Receivable for fund shares sold	2,647,194
Dividends and interest receivable	4,854,010
Other receivables and prepaid expenses	56,943
Total assets	1,656,297,394
Liabilities
Payable for investments purchased	17,136,568
Payable for fund shares repurchased	1,118,605
Payable upon return of securities loaned	19,463,750
Payable for futures variation margin	664,084
Payable to affiliates
Accounting and legal services fees	42,725
Transfer agent fees	53,118
Distribution and service fees	497
Trustees' fees	990
Other liabilities and accrued expenses	469,044
Total liabilities	38,949,381
Net assets	$1,617,348,013
Net assets consist of
Paid-in capital	$2,021,325,565
Undistributed net investment income	1,516,160
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(226,748,450)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(178,745,262)
Net assets	$1,617,348,013

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       27

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($109,854,026 ÷ 4,169,052 shares)[1]	$26.35
Class B ($1,677,725 ÷ 63,757 shares)[1]	$26.31
Class C ($9,873,095 ÷ 375,283 shares)[1]	$26.31
Class I ($514,099,720 ÷ 19,445,120 shares)	$26.44
Class R1 ($774,429 ÷ 29,400 shares)	$26.34
Class R2 ($206,996 ÷ 7,817 shares)	$26.48
Class R3 ($419,253 ÷ 15,827 shares)	$26.49
Class R4 ($67,236 ÷ 2,542 shares)	$26.45
Class R5 ($120,435 ÷ 4,555 shares)	$26.44
Class R6 ($994,124 ÷ 37,560 shares)	$26.47
Class 1 ($35,664,528 ÷ 1,346,916 shares)	$26.48
Class NAV ($943,596,446 ÷ 35,672,010 shares)	$26.45
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$27.74

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       28

STATEMENT OF OPERATIONS   For the year ended 2-29-16

Investment income
Dividends	$57,593,397
Securities lending	1,436,454
Interest	70,926
Less foreign taxes withheld	(5,519,245)
Total investment income	53,581,532
Expenses
Investment management fees	14,707,625
Distribution and service fees	523,034
Accounting and legal services fees	232,781
Transfer agent fees	766,886
Trustees' fees	22,006
State registration fees	199,669
Printing and postage	117,384
Professional fees	162,000
Custodian fees	734,435
Registration and filing fees	75,778
Other	79,713
Total expenses	17,621,311
Less expense reductions	(153,727)
Net expenses	17,467,584
Net investment income	36,113,948
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(160,648,729)
Affiliated investments	(1,286)
Futures contracts	(3,165,802)
(163,815,817)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(228,644,390)
Affiliated investments	423
Futures contracts	(2,670,156)
(231,314,123)
Net realized and unrealized loss	(395,129,940)
Decrease in net assets from operations	($359,015,992)

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       29

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 2-29-16	Year ended 2-28-15
Increase (decrease) in net assets
From operations
Net investment income	$36,113,948	$31,584,385
Net realized gain (loss)	(163,815,817)	121,544,541
Change in net unrealized appreciation (depreciation)	(231,314,123)	(194,624,802)
Decrease in net assets resulting from operations	(359,015,992)	(41,495,876)
Distributions to shareholders
From net investment income
Class A	(1,992,429)	(3,337,701)
Class B	(14,681)	(60,350)
Class C	(95,480)	(272,511)
Class I	(10,632,399)	(19,689,726)
Class R1	(7,303)	(12,379)
Class R2	(2,902)	(6,327)
Class R3	(5,337)	(5,356)
Class R4	(1,628)	(2,953)
Class R5	(1,926)	(4,261)
Class R6	(3,901)	(5,738)
Class 1	(806,576)	(1,452,520)
Class NAV	(21,651,850)	(26,695,437)
Total distributions	(35,216,412)	(51,545,259)
From fund share transactions	529,119,067	59,050,987
Total increase (decrease)	134,886,663	(33,990,148)
Net assets
Beginning of year	1,482,461,350	1,516,451,498
End of year	$1,617,348,013	$1,482,461,350
Undistributed net investment income	$1,516,160	$574,279

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       30

Financial highlights

Class A Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.20	$35.40	$28.81		$27.72	$30.85
Net investment income[1]	0.56	0.62	1.05	[2]	0.71	0.58
Net realized and unrealized gain (loss) on investments	(6.92)	(1.77)	6.52		1.31	(3.32)
Total from investment operations	(6.36)	(1.15)	7.57		2.02	(2.74)
Less distributions
From net investment income	(0.49)	(1.05)	(0.98)		(0.93)	(0.39)
Net asset value, end of period	$26.35	$33.20	$35.40		$28.81	$27.72
Total return (%)[3,4]	(19.28)	(2.98)	26.56		7.41	(8.73)
Ratios and supplemental data
Net assets, end of period (in millions)	$110	$112	$109		$91	$374
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.47	1.46		1.58	1.58
Expenses including reductions	1.39	1.47	1.46		1.58	1.58
Net investment income	1.81	1.81	3.27	[2]	2.66	2.05
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       31

Class B Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.12	$35.27	$28.70		$27.61	$30.70
Net investment income[1]	0.37	0.34	0.73	[2]	0.42	0.44
Net realized and unrealized gain (loss) on investments	(6.95)	(1.74)	6.53		1.41	(3.34)
Total from investment operations	(6.58)	(1.40)	7.26		1.83	(2.90)
Less distributions
From net investment income	(0.23)	(0.75)	(0.69)		(0.74)	(0.19)
Net asset value, end of period	$26.31	$33.12	$35.27		$28.70	$27.61
Total return (%)[3,4]	(19.92)	(3.77)	25.50		6.71	(9.38)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$3		$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.30	2.66	2.64		2.94	2.49
Expenses including reductions	2.15	2.31	2.30		2.30	2.30
Net investment income	1.18	1.02	2.28	[2]	1.56	1.58
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       32

Class C Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.12	$35.27	$28.70		$27.61	$30.71
Net investment income[1]	0.35	0.29	0.83	[2]	0.42	0.43
Net realized and unrealized gain (loss) on investments	(6.91)	(1.68)	6.43		1.41	(3.34)
Total from investment operations	(6.56)	(1.39)	7.26		1.83	(2.91)
Less distributions
From net investment income	(0.25)	(0.76)	(0.69)		(0.74)	(0.19)
Net asset value, end of period	$26.31	$33.12	$35.27		$28.70	$27.61
Total return (%)[3,4]	(19.89)	(3.76)	25.50		6.71	(9.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$8		$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13	2.30	2.46		2.77	2.50
Expenses including reductions	2.12	2.29	2.30		2.30	2.30
Net investment income	1.14	0.86	2.59	[2]	1.54	1.53
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       33

Class I Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.32	$35.52	$28.90		$27.78	$30.94
Net investment income[1]	0.67	0.71	1.10	[2]	0.68	0.72
Net realized and unrealized gain (loss) on investments	(6.96)	(1.76)	6.60		1.49	(3.36)
Total from investment operations	(6.29)	(1.05)	7.70		2.17	(2.64)
Less distributions
From net investment income	(0.59)	(1.15)	(1.08)		(1.05)	(0.52)
Net asset value, end of period	$26.44	$33.32	$35.52		$28.90	$27.78
Total return (%)[3]	(19.03)	(2.65)	26.94		7.92	(8.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$514	$541	$527		$392	$411
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.14	1.15		1.17	1.16
Expenses including reductions	1.08	1.13	1.15		1.17	1.16
Net investment income	2.15	2.08	3.42	[2]	2.49	2.54
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       34

Class R1 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$33.16	$35.33	$28.75		$27.66		$30.77
Net investment income[1]	0.41	0.43	0.85	[2]	0.51		0.53
Net realized and unrealized gain (loss) on investments	(6.89)	(1.70)	6.56		1.43		(3.33)
Total from investment operations	(6.48)	(1.27)	7.41		1.94		(2.80)
Less distributions
From net investment income	(0.34)	(0.90)	(0.83)		(0.85)		(0.31)
Net asset value, end of period	$26.34	$33.16	$35.33		$28.75		$27.66
Total return (%)[3]	(19.62)	(3.38)	26.00		7.10		(9.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	—	[4]	—	[4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.46	4.91	5.71		7.16		7.37
Expenses including reductions	1.79	1.90	1.90		1.90		1.90
Net investment income	1.34	1.26	2.67	[2]	1.87		1.88
Portfolio turnover (%)	70	81	47		53		42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       35

Class R2 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	[1]
Per share operating performance
Net asset value, beginning of period	$33.34	$35.53	$28.91		$27.80
Net investment income[2]	0.63	0.51	0.94	[3]	0.59
Net realized and unrealized gain (loss) on investments	(7.06)	(1.72)	6.60		1.43
Total from investment operations	(6.43)	(1.21)	7.54		2.02
Less distributions
From net investment income	(0.43)	(0.98)	(0.92)		(0.91)
Net asset value, end of period	$26.48	$33.34	$35.53		$28.91
Total return (%)[4]	(19.41)	(3.15)	26.32		7.39
Ratios and supplemental data
Net assets, end of period (in millions)	— [5]	— [5]	—	[5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.61	8.98	15.89		20.70
Expenses including reductions	1.54	1.65	1.65		1.65
Net investment income	2.03	1.51	2.94	[3]	2.16
Portfolio turnover (%)	70	81	47		53

1	The inception date for Class R2 shares is 3-1-12.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       36

Class R3 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$33.36	$35.54	$28.92		$27.80		$30.94
Net investment income[1]	0.38	0.48	1.09	[2]	0.53		0.57
Net realized and unrealized gain (loss) on investments	(6.86)	(1.73)	6.40		1.46		(3.38)
Total from investment operations	(6.48)	(1.25)	7.49		1.99		(2.81)
Less distributions
From net investment income	(0.39)	(0.93)	(0.87)		(0.87)		(0.33)
Net asset value, end of period	$26.49	$33.36	$35.54		$28.92		$27.80
Total return (%)[3]	(19.54)	(3.28)	26.12		7.28		(8.95)
Ratios and supplemental data
Net assets, end of period (in millions)	— [4]	— [4]	—	[4]	—	[4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.96	9.34	18.96		47.36		45.66
Expenses including reductions	1.67	1.80	1.80		1.80		1.80
Net investment income	1.27	1.40	3.36	[2]	1.93		2.01
Portfolio turnover (%)	70	81	47		53		42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       37

Class R4 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$33.31	$35.51	$28.89		$27.79		$30.94
Net investment income[1]	0.70	0.69	0.99	[2]	0.64		0.65
Net realized and unrealized gain (loss) on investments	(7.06)	(1.82)	6.63		1.44		(3.38)
Total from investment operations	(6.36)	(1.13)	7.62		2.08		(2.73)
Less distributions
From net investment income	(0.50)	(1.07)	(1.00)		(0.98)		(0.42)
Net asset value, end of period	$26.45	$33.31	$35.51		$28.89		$27.79
Total return (%)[3]	(19.21)	(2.91)	26.66		7.61		(8.67)
Ratios and supplemental data
Net assets, end of period (in millions)	— [4]	— [4]	—	[4]	—	[4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.41	15.63	21.10		42.45		42.74
Expenses including reductions	1.31	1.40	1.40		1.43		1.50
Net investment income	2.22	2.01	3.05	[2]	2.34		2.29
Portfolio turnover (%)	70	81	47		53		42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       38

Class R5 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$33.30	$35.51	$28.90		$27.78		$30.94
Net investment income[1]	0.75	0.70	1.11	[2]	0.70		0.73
Net realized and unrealized gain (loss) on investments	(7.04)	(1.77)	6.57		1.45		(3.38)
Total from investment operations	(6.29)	(1.07)	7.68		2.15		(2.65)
Less distributions
From net investment income	(0.57)	(1.14)	(1.07)		(1.03)		(0.51)
Net asset value, end of period	$26.44	$33.30	$35.51		$28.90		$27.78
Total return (%)[3]	(19.03)	(2.72)	26.87		7.88		(8.38)
Ratios and supplemental data
Net assets, end of period (in millions)	— [4]	— [4]	—	[4]	—	[4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.06	12.76	16.15		21.14		20.87
Expenses including reductions	1.10	1.20	1.20		1.20		1.20
Net investment income	2.40	2.05	3.45	[2]	2.57		2.58
Portfolio turnover (%)	70	81	47		53		42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       39

Class R6 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12	[1]
Per share operating performance
Net asset value, beginning of period	$33.36	$35.57	$28.94		$27.82		$28.00
Net investment income[2]	0.65	0.76	1.13	[3]	0.73		0.26
Net realized and unrealized gain (loss) on investments	(6.92)	(1.77)	6.60		1.45		0.10
Total from investment operations	(6.27)	(1.01)	7.73		2.18		0.36
Less distributions
From net investment income	(0.62)	(1.20)	(1.10)		(1.06)		(0.54)
Net asset value, end of period	$26.47	$33.36	$35.57		$28.94		$27.82
Total return (%)[4]	(18.94)	(2.51)	27.00		7.95		1.49	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	—	[6]	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.89	11.51	14.17		21.97		16.83	[7]
Expenses including reductions	0.97	1.00	1.12		1.12		1.12	[7]
Net investment income	2.18	2.22	3.50	[3]	2.66		1.98	[7]
Portfolio turnover (%)	70	81	47		53		42	[8]

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       40

Class 1 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.37	$35.58	$28.94		$27.82	$30.99
Net investment income[1]	0.70	0.76	1.14	[2]	0.75	0.79
Net realized and unrealized gain (loss) on investments	(6.98)	(1.78)	6.61		1.44	(3.41)
Total from investment operations	(6.28)	(1.02)	7.75		2.19	(2.62)
Less distributions
From net investment income	(0.61)	(1.19)	(1.11)		(1.07)	(0.55)
Net asset value, end of period	$26.48	$33.37	$35.58		$28.94	$27.82
Total return (%)[3]	(18.98)	(2.56)	27.09		8.00	(8.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$42	$44		$37	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.06	1.06		1.08	1.07
Expenses including reductions	1.01	1.05	1.06		1.08	1.07
Net investment income	2.25	2.20	3.53	[2]	2.76	2.76
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       41

Class NAV Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$33.34	$35.55	$28.92		$27.80	$30.98
Net investment income[1]	0.68	0.77	1.14	[2]	0.82	0.81
Net realized and unrealized gain (loss) on investments	(6.95)	(1.78)	6.62		1.38	(3.43)
Total from investment operations	(6.27)	(1.01)	7.76		2.20	(2.62)
Less distributions
From net investment income	(0.62)	(1.20)	(1.13)		(1.08)	(0.56)
Net asset value, end of period	$26.45	$33.34	$35.55		$28.92	$27.80
Total return (%)[3]	(18.96)	(2.51)	27.14		8.06	(8.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$944	$771	$823		$611	$753
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	1.01	1.01		1.03	1.02
Expenses including reductions	0.96	1.00	1.00		1.03	1.02
Net investment income	2.20	2.25	3.54	[2]	3.03	2.84
Portfolio turnover (%)	70	81	47		53	42

1	Based on average daily shares outstanding.
2	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       42

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly schedule close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       43

factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$56,236,548	—	$56,236,548	—
Austria	6,989,337	—	6,989,337	—
Belgium	18,229,004	—	18,229,004	—
Canada	78,589,184	$78,589,184	—	—
China	1,725,893	—	1,725,893	—
Colombia	222,060	222,060	—	—
Denmark	18,988,994	—	18,988,994	—
Faroe Islands	1,779,105	—	1,779,105	—
Finland	18,126,191	—	18,126,191	—
France	162,236,771	—	162,236,771	—
Germany	172,738,508	—	172,738,508	—
Hong Kong	64,557,812	—	64,557,812	—
Isle of Man	1,646,056	—	1,646,056	—
Israel	23,675,326	2,508,714	21,166,612	—
Italy	41,884,534	—	41,884,534	—
Japan	392,803,118	—	392,803,118	—
Malta	144,676	—	—	$144,676
Netherlands	36,482,746	—	36,482,746	—
New Zealand	2,001,456	—	2,001,456	—
Norway	23,838,024	—	23,838,024	—
Portugal	1,788,014	—	1,788,014	—
Singapore	9,505,176	—	9,505,176	—
Spain	27,712,739	—	27,712,739	—
Sweden	22,577,672	—	22,577,672	—
Switzerland	64,495,736	—	64,495,736	—
United Kingdom	243,128,420	—	243,128,420	—
Preferred securities	10,169,450	—	10,169,450	—
Securities lending collateral	19,499,485	19,499,485	—	—

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       44

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	123,090,314	20,159,942	102,930,372	—
Total investments in securities	$1,644,862,349	$120,979,385	$1,523,738,288	$144,676
Other financial instruments
Futures	($2,670,156)	($684,212)	($1,985,944)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks value at $18,519,845 and received $19,463,750 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       45

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended February 29, 2016 were $3,155. For the year ended February 29, 2016, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 29, 2016, the fund has a capital loss carryforward of $182,553,975 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 29, 2016:

Capital loss carryforward expiring February 28,		No expiration date
2018	2019	Short term	Long term
$14,781,454	$7,043,412	$70,606,052	$90,123,057

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       46

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 29, 2016 and February 28, 2015 was as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$35,216,412	$51,545,259

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2016, the components of distributable earnings on a tax basis consisted of $3,580,233 of undistributed ordinary income.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange. Exchange-traded derivatives generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       47

Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 29, 2016, the fund used futures contracts to gain exposure to certain securities markets. The fund held futures contracts with notional values ranging up to $65.5 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Euro Stoxx 50 Futures	864	Long	Mar 2016	$28,472,052	$27,398,285	($1,073,767)
FTSE 100 Index Futures	165	Long	Mar 2016	13,481,990	13,841,288	359,298
Hang Seng Index Futures	26	Long	Mar 2016	3,200,425	3,186,128	(14,297)
SPI 200 Futures	60	Long	Mar 2016	5,175,125	5,205,382	30,257
Topix Index Futures	139	Long	Mar 2016	17,825,578	15,853,931	(1,971,647)
						($2,670,156)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Equity	Receivable/payable for futures	Futures†	$389,555	($3,059,711)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2016:

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	($3,165,802)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2016:

Risk	Statement of operations location	Futures contracts
Equity	Change in unrealized appreciation (depreciation)	($2,670,156)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Effective July 1, 2015, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: a) 0.920% of the first $100 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); b) 0.890% of the next $900 million of the fund's aggregate average daily net assets; c) 0.860% of the next $1 billion of the fund's aggregate average daily net assets; d) 0.830% of the next $1 billion of the fund's aggregate average daily net assets; e) 0.800% of the next $1 billion of the fund's aggregate average daily net assets; and f) 0.780% of the fund's aggregate average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Prior to July 1, 2015, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.920% of the first $100 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); b) 0.895% of the next $900 million of the fund's aggregate average daily net assets; c) 0.880% of the next $1 billion of the fund's aggregate average daily net assets; d) 0.850% of the next $1 billion of the fund's aggregate average daily net assets; e) 0.825% of the next $1 billion of the fund's aggregate average daily net assets; and f) 0.800% of the fund's aggregate average daily net assets in excess of $4 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.38% and 1.08% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. These expense limitations shall remain in effect until June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares had fee waivers and/or reimbursement such that the expenses would not exceed 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20%, and 1.12% for Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, respectively.

Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the year ended February 29, 2016:

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Class	Expense reductions	Class	Expense reductions
Class A	$9,264	Class R4	$3,427
Class B	3,134	Class R5	3,446
Class C	905	Class R6	4,690
Class I	40,955	Class 1	3,102
Class R1	3,683	Class NAV	72,876
Class R2	4,733	Total	$153,613
Class R3	3,398

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended February 29, 2016, were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $114 for Class R4 shares for the year ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,084,698 for the year ended February 29, 2016. Of this amount, $187,019 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $893,949 was paid as sales commissions to broker-dealers and $3,730 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       50

connection with the sale of these shares. During the year ended February 29, 2016, CDSCs received by the Distributor amounted to $842, $2,294 and $1,946 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$354,550	$148,232	$6,253	$6,127
Class B	21,056	2,645	4,224	129
Class C	119,652	15,018	4,500	500
Class I	—	600,748	15,559	21,337
Class R1	4,114	88	3,964	39
Class R2	1,011	37	4,995	18
Class R3	1,686	42	3,513	17
Class R4	398	18	3,513	10
Class R5	52	19	3,513	12
Class R6	—	39	4,588	45
Class 1	20,515	—	—	—
Total	$523,034	$766,886	$54,622	$28,234

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to February 29, 2016, state registration fees and printing and postage amounted to $145,047 and $89,150, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended February 29, 2016 and February 28, 2015 were as follows:

		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,583,670	$49,216,049	1,241,454	$42,456,199
Distributions reinvested	68,179	1,969,684	107,972	3,280,189
Repurchased	(841,522)	(25,518,279)	(1,080,319)	(37,612,136)
Net increase	810,327	$25,667,454	269,107	$8,124,252

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		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class B shares
Sold	7,938	$237,284	9,074	$315,452
Distributions reinvested	470	13,566	1,872	56,821
Repurchased	(20,191)	(623,641)	(31,309)	(1,037,633)
Net decrease	(11,783)	($372,791)	(20,363)	($665,360)
Class C shares
Sold	113,119	$3,583,881	231,098	$7,958,404
Distributions reinvested	3,220	93,021	8,342	253,168
Repurchased	(114,023)	(3,480,866)	(101,787)	(3,421,510)
Net increase	2,316	$196,036	137,653	$4,790,062
Class I shares
Sold	5,458,663	$165,925,846	5,235,922	$179,552,256
Distributions reinvested	359,736	10,421,562	632,252	19,258,385
Repurchased	(2,622,108)	(80,579,906)	(4,446,623)	(145,611,804)
Net increase	3,196,291	$95,767,502	1,421,551	$53,198,837
Class R1 shares
Sold	23,630	$693,551	3,746	$124,458
Distributions reinvested	88	2,532	246	7,481
Repurchased	(9,849)	(300,069)	(308)	(10,445)
Net increase	13,869	$396,014	3,684	$121,494
Class R2 shares
Sold	7,392	$229,576	2,960	$102,837
Distributions reinvested	43	1,243	79	2,425
Repurchased	(6,046)	(191,707)	(1,674)	(56,687)
Net increase	1,389	$39,112	1,365	$48,575
Class R3 shares
Sold	11,784	$346,556	1,076	$38,435
Distributions reinvested	184	5,337	143	4,360
Repurchased	(2,086)	(60,970)	(6)	(192)
Net increase	9,882	$290,923	1,213	$42,603
Class R4 shares
Sold	827	$25,859	1,715	$55,440
Distributions reinvested	56	1,628	59	1,808
Repurchased	(2,577)	(78,270)	(777)	(28,484)
Net increase (decrease)	(1,694)	($50,783)	997	$28,764
Class R5 shares
Sold	1,803	$51,022	1,031	$35,089
Distributions reinvested	66	1,926	100	3,041
Repurchased	(1,411)	(44,885)	(390)	(14,135)
Net increase	458	$8,063	741	$23,995

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       52

		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	34,346	$931,385	630	$21,025
Distributions reinvested	58	1,670	47	1,437
Repurchased	(1,919)	(52,951)	(53)	(1,830)
Net increase	32,485	$880,104	624	$20,632
Class 1 shares
Sold	233,717	$7,392,774	162,098	$5,543,589
Distributions reinvested	27,803	806,576	47,624	1,452,520
Repurchased	(171,318)	(5,247,321)	(202,727)	(6,836,578)
Net increase	90,202	$2,952,029	6,995	$159,531
Class NAV shares
Sold	11,874,216	$384,308,797	1,300,450	$43,997,681
Distributions reinvested	747,131	21,651,850	876,122	26,695,437
Repurchased	(90,064)	(2,615,243)	(2,193,503)	(77,535,516)
Net increase (decrease)	12,531,283	$403,345,404	(16,931)	($6,842,398)
Total net increase	16,675,025	$529,119,067	1,806,636	$59,050,987

Affiliates of the fund owned 9% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,571,773,879 and $1,126,285,692, respectively, for the year ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 58.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Portfolio	24.3%
John Hancock Funds II Lifestyle Balanced Portfolio	16.1%
John Hancock Funds II Lifestyle Aggressive Portfolio	9.0%

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       53

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the "Fund") at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2016

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 29, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $45,917,274. The fund intends to pass through foreign tax credits of $3,841,364.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	228
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	228
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       57

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2009	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee*
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       58

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2007
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       59

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       60

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279520	66A 2/16 4/16

John Hancock

International Growth Fund

Annual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
28	Notes to financial statements
37	Auditor's report
38	Tax information
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Fund and benchmark declined amid a challenging economic environment

Most developed-market stocks outside the United States as represented by the fund's benchmark, the MSCI AC World ex-USA Growth Index, declined as a slowdown in China's GDP growth and falling oil prices accentuated concerns about the outlook for the global economy.

Contribution from stock picking helped the fund outperform on a relative basis

The fund posted a negative overall return, but it outperformed its benchmark, largely as a result of our effective stock picking in the consumer discretionary, healthcare, and financials sectors.

Sector allocations in consumer staples, information technology detracted

The fund's sector allocations in consumer staples and information technology detracted from relative performance.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectuses for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

John A. Boselli, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment during the 12-month period and the factors underlying the generally negative returns for international stocks?

The performance of the fund's benchmark, the MSCI AC World ex-USA Growth Index, was negative overall. However, in the early months of the period, most stocks in developed markets outside the United States rose. Accommodative monetary policies were a key catalyst, as the European Central Bank, the Bank of Japan, and the People's Bank of China expanded their economic stimulus initiatives. Signs of a modest economic rebound across much of Europe also lifted investor sentiment.

However, this momentum faded over the late spring and summer of 2015 as worries about a slowdown in China's economic growth dominated the market narrative. These fears were amplified when China devalued its currency, triggering concerns about disinflationary trends against a backdrop of weakening global growth. Selling reached a peak after Chinese manufacturing data fell to the weakest level in six years. Although stocks rebounded in the fall, they took another steep dive entering 2016 amid further signs of slower growth in China and additional weakening in crude oil prices. Oil fell below $30 a barrel at one point in January, the lowest level in nearly 13 years, amid a global supply glut and concerns of weakening demand. Further expansion of accommodative monetary policies in Europe and Japan, including Japan's introduction of negative interest rates, helped to offset these headwinds somewhat in early 2016. However, the benchmark's overall return for the period remained negative.

Although its overall return was negative, the fund outperformed relative to its benchmark. At the sector level, what key factors had the most significant impact on this result?

Our security selection contributed to relative performance in seven of the ten sectors, led by strong stock picking in the consumer discretionary, healthcare, and financials sectors. While sector allocations are typically by-products of our bottom-up approach to managing the fund, relative results were hindered by the fund's allocations in consumer staples and information technology. An underweight in consumer staples detracted, as this sector outperformed relative to the broad

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       4

"Our security selection contributed to relative performance in seven of the ten sectors, led by strong stock picking in the consumer discretionary, healthcare, and financials sectors."
market; in information technology, the fund's overweight was a negative factor, as that sector underperformed.

Which equity positions had the biggest positive impact on the fund's performance?

Top contributors to relative returns during the period included Ono Pharmaceutical Company, Ltd., Pandora A/S, and DSV A/S. Shares of Japan-based Ono Pharmaceutical were supported by positive expectations for Opdivo, a drug that Ono codeveloped and that was approved in the United States to treat melanoma and lung cancer. Shares of Pandora, a Denmark-based jewelry maker, rose as the company continued to expand its store footprint across a number of geographies, adding to its already significant reach. Another Danish company, the global freight transportation and logistics services provider DSV, saw its shares rise on the heels of its October 2015 announcement of plans to acquire UTi Worldwide, a U.S.-based air and sea freight company that was not held in the fund during the period. The market reacted favorably to the acquisition, as it appeared that DSV could realize cost savings from integrating UTi into its existing operations.

Which positions had the biggest negative impact on the fund's relative results?

A position in India-based ICICI Bank, Ltd. was the largest detractor from relative performance. Its shares dropped amid persistent concerns over asset quality in the banking sector and negative sentiment among foreign investors toward India's equity market. A position in China-based

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Roche Holding AG	3.6
British American Tobacco PLC	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6
Novo Nordisk A/S, B Shares	2.6
Tencent Holdings, Ltd.	2.5
Anheuser-Busch InBev NV	2.4
Novartis AG	2.3
Unilever NV	2.2
Reckitt Benckiser Group PLC	2.1
Compass Group PLC	2.0
TOTAL	25.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       5

technology company AAC Technologies Holdings, Inc. was another significant detractor. The stock fell after it was reported that Apple Inc. had dropped AAC Technologies as a supplier for a component in the new Apple Watch. A position in Schroders PLC also weighed on relative results, as shares of the U.K.-based asset management firm were pressured amid volatile equity markets. Further negatives for the stock included investor withdrawals of cash from Schroders' intermediary business and concerns about the United Kingdom's potential exit from the European Union. We sold the fund's positions in ICICI Bank, AAC Technologies, and Schroders during the period.

TOP 10 COUNTRIES AS OF 2/29/16 (%)

United Kingdom	32.8
Switzerland	12.1
Japan	10.7
Denmark	5.7
India	5.0
United States	4.2
China	3.9
Australia	3.3
Germany	3.1
Ireland	2.9
TOTAL	83.7
As a percentage of net assets.
Cash and cash equivalents are not included.

How was the fund positioned at the end of the period?

We maintained our emphasis on companies that we view as high quality by focusing on those that generate substantial free cash flows and return that cash to shareholders in the form of dividend payouts or share repurchases.

Around the world, there appeared to be higher stress in the credit system. Despite positive economic indicators in the United States, we observed rising yields in the high-yield corporate debt market. In the emerging markets, spreads for credit default swaps increased, and expanding credit pressures in China were a further cause for concern. We saw several indicators of potential economic instability in China, including excess investment, high inventory, capital outflows, and currency weakness.

The fund continued to be underweight in Japan, a market that exports a large volume of products to China and the broader Pacific Rim, and, as a result, is vulnerable to the slowdown in China's economic growth.

At the sector level, the fund's most significant overweight positions were in healthcare and

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       6

information technology. Within financials, the fund was underweight in banks. It also was underweight in energy and commodities stocks, as well as in cyclical industrials.

Among the positions that we initiated during the period was Unilever NV, a Netherlands-based multinational consumer goods company that, in our view, generates strong returns on capital and possesses an attractive dividend yield. We also added U.K.-based global liquor manufacturer Diageo PLC. We view Diageo as a high-quality company that generates strong free cash flows and possesses improving businesses in the United States and the emerging markets.

MANAGED BY

John A. Boselli, CFA On the fund since 2014 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	-12.47	4.20	4.06	22.86	47.21
Class B	-13.16	4.17	3.83	22.67	44.06
Class C	-9.43	4.49	3.82	24.58	43.97
Class I2	-7.59	5.64	5.02	31.56	61.04
Class R2[2,3]	-8.03	5.23	4.59	29.05	54.65
Class R4[2,3]	-7.81	5.29	4.61	29.38	55.03
Class R6[2,3]	-7.46	5.37	4.65	29.86	55.62
Class 1[2]	-7.49	5.72	5.07	32.09	61.81
Class NAV[2,3]	-7.60	5.33	4.64	29.66	55.37
Index 1†	-13.31	0.55	2.94	2.77	32.58
Index 2†	-10.15	2.53	3.20	13.31	35.87
Index 3†	-14.80	1.01	2.02	5.15	21.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R4*	Class R6*	Class 1	Class NAV*
Gross (%)	1.45	2.15	2.15	1.14	1.54	1.39	1.04	1.07	1.02
Net (%)	1.35	2.05	2.05	1.05	1.45	1.20	1.02	1.07	1.02

*	Expenses have been estimated for the first year of operations of the fund's Class R2, Class R4, Class R6 and Class NAV shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Growth Index; Index 3 is the MSCI EAFE Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in three separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B4	6-12-06	14,406	14,406	13,258	13,587	12,147
Class C4	6-12-06	14,397	14,397	13,258	13,587	12,147
Class I2	6-12-06	16,104	16,104	13,258	13,587	12,147
Class R2[2,3]	6-12-06	15,465	15,465	13,258	13,587	12,147
Class R4[2,3]	6-12-06	15,503	15,503	13,258	13,587	12,147
Class R6[2,3]	6-12-06	15,562	15,562	13,258	13,587	12,147
Class 1[2]	6-12-06	16,181	16,181	13,258	13,587	12,147
Class NAV[2,3]	6-12-06	15,537	15,537	13,258	13,587	12,147

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-12-06.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$949.90	$6.55	1.35%
Class B	1,000.00	946.20	9.93	2.05%
Class C	1,000.00	946.60	9.93	2.05%
Class I	1,000.00	951.30	5.08	1.05%
Class R2	1,000.00	949.00	7.06	1.46%
Class R4	1,000.00	950.50	5.87	1.21%
Class R6	1,000.00	951.80	4.56	0.94%
Class 1	1,000.00	951.40	4.77	0.98%
Class NAV	1,000.00	952.00	4.51	0.93%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.10	$6.78	1.35%
Class B	1,000.00	1,014.70	10.28	2.05%
Class C	1,000.00	1,014.70	10.28	2.05%
Class I	1,000.00	1,019.70	5.26	1.05%
Class R2	1,000.00	1,017.60	7.31	1.46%
Class R4	1,000.00	1,018.80	6.08	1.21%
Class R6	1,000.00	1,020.20	4.72	0.94%
Class 1	1,000.00	1,020.00	4.94	0.98%
Class NAV	1,000.00	1,020.20	4.67	0.93%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       11

Fund's investments

As of 2-29-16
	Shares	Value
Common stocks 96.6%		$1,960,719,303
(Cost $2,025,441,720)
Australia 3.3%		66,805,177
Amcor, Ltd.	3,509,927	34,997,971
CSL, Ltd.	434,969	31,807,206
Belgium 2.4%		48,817,734
Anheuser-Busch InBev NV	436,351	48,817,734
China 3.9%		79,942,712
New Oriental Education & Technology Group, Inc., ADR	927,205	28,863,892
Tencent Holdings, Ltd.	2,791,570	51,078,820
Denmark 5.7%		116,484,903
DSV A/S	733,089	29,978,158
Novo Nordisk A/S, B Shares	1,029,198	52,987,920
Pandora A/S	265,521	33,518,825
Finland 1.3%		25,499,172
Sampo OYJ, A Shares	566,858	25,499,172
Germany 3.1%		62,081,543
ProSiebenSat.1 Media SE	672,108	34,353,598
United Internet AG	569,405	27,727,945
Hong Kong 1.0%		20,461,801
Guangdong Investment, Ltd.	16,855,897	20,461,801
India 5.0%		101,788,667
Bharti Infratel, Ltd.	5,035,107	26,073,367
HCL Technologies, Ltd.	1,860,249	22,146,361
HDFC Bank, Ltd.	1,018,783	16,570,225
HDFC Bank, Ltd., ADR	189,405	10,004,372
Sun Pharmaceutical Industries, Ltd.	2,158,036	26,994,342
Ireland 2.9%		59,322,312
ICON PLC (I)	418,177	29,757,475
Medtronic PLC	382,024	29,564,837
Israel 1.6%		31,396,971
Check Point Software Technologies, Ltd. (I)(L)	377,958	31,396,971
Japan 10.7%		216,780,533
Astellas Pharma, Inc.	2,598,090	37,380,995
Fuji Heavy Industries, Ltd.	892,400	29,196,502
Hoya Corp.	705,119	25,480,737
Japan Tobacco, Inc.	918,006	36,504,422

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       12

	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	487,400	$20,640,084
NTT DOCOMO, Inc.	1,336,000	31,097,677
Ono Pharmaceutical Company, Ltd.	197,020	36,480,116
Jordan 1.1%		22,199,236
Hikma Pharmaceuticals PLC	851,781	22,199,236
Netherlands 1.6%		32,143,848
ASML Holding NV	352,848	32,143,848
Singapore 1.3%		26,750,460
Broadcom, Ltd.	199,675	26,750,460
South Korea 1.4%		28,055,570
LG Household & Health Care, Ltd.	39,967	28,055,570
Switzerland 12.1%		245,060,497
Actelion, Ltd. (I)	253,811	35,157,698
Julius Baer Group, Ltd. (I)	516,512	20,608,653
Novartis AG	643,720	45,851,184
Partners Group Holding AG	92,353	33,428,191
Roche Holding AG	281,301	72,129,894
UBS Group AG	2,479,865	37,884,877
Taiwan 2.6%		53,092,233
Taiwan Semiconductor Manufacturing Company, Ltd.	11,867,000	53,092,233
United Kingdom 32.8%		666,549,592
Admiral Group PLC	1,075,442	25,824,568
Aon PLC	301,964	28,774,150
ARM Holdings PLC	2,265,547	31,132,072
AstraZeneca PLC	490,769	27,903,426
BAE Systems PLC	4,142,378	29,366,699
Booker Group PLC	8,829,226	20,334,119
British American Tobacco PLC	1,002,275	54,527,882
Compass Group PLC	2,310,512	40,508,732
Diageo PLC	1,375,694	35,355,771
IG Group Holdings PLC	2,683,614	28,290,203
Imperial Tobacco Group PLC	597,353	30,832,789
Next PLC	315,960	29,603,741
Persimmon PLC (I)	1,028,261	31,075,417
Reckitt Benckiser Group PLC	476,334	43,389,052
Sky PLC	2,139,982	30,906,080
Smith & Nephew PLC	2,017,784	32,744,352
St. James's Place PLC	2,172,925	25,813,209
The Sage Group PLC	2,793,878	23,054,091
Unilever NV	1,008,215	43,956,634

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       13

			Shares	Value
United Kingdom (continued)
Worldpay Group PLC (I)(S)			6,079,696	$24,276,125
WPP PLC			1,371,189	28,880,480
United States 2.8%				57,486,342
Allergan PLC (I)			97,290	28,224,802
Amdocs, Ltd.			515,531	29,261,540
	Yield (%)		Shares	Value
Securities lending collateral 1.4%				$28,332,326
(Cost $28,331,119)
John Hancock Collateral Trust (W)	0.4639(Y	)	2,831,732	28,332,326
Total investments (Cost $2,053,772,839)† 98.0%				$1,989,051,629
Other assets and liabilities, net 2.0%				$41,355,589
Total net assets 100.0%				$2,030,407,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $2,056,837,192. Net unrealized depreciation aggregated to $67,785,563, of which $50,552,533 related to appreciated investment securities and $118,338,096 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16

Assets
Unaffiliated investments, at value (Cost $2,025,441,720) including $27,853,882 of securities loaned	$1,960,719,303
Affiliated investments, at value (Cost $28,331,119)	28,332,326
Total investments, at value (Cost $2,053,772,839)	1,989,051,629
Cash	32,829,191
Foreign currency, at value (Cost $734)	728
Receivable for investments sold	9,874,766
Receivable for fund shares sold	26,753,550
Dividends and interest receivable	3,471,686
Receivable for securities lending income	8,235
Receivable due from advisor	28,662
Other receivables and prepaid expenses	122,668
Total assets	2,062,141,115
Liabilities
Payable for investments purchased	70,250
Payable for fund shares repurchased	2,676,768
Payable upon return of securities loaned	28,332,850
Payable to affiliates
Accounting and legal services fees	37,499
Transfer agent fees	159,916
Distribution and service fees	741
Trustees' fees	495
Other liabilities and accrued expenses	455,378
Total liabilities	31,733,897
Net assets	$2,030,407,218
Net assets consist of
Paid-in capital	$2,185,320,037
Undistributed net investment income	1,301,675
Accumulated net realized gain (loss) on investments and foreign currency transactions	(91,424,904)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(64,789,590)
Net assets	$2,030,407,218

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($615,495,396 ÷ 30,921,653 shares)[1]	$19.90
Class B ($1,989,609 ÷ 100,976 shares)[1]	$19.70
Class C ($113,414,278 ÷ 5,768,775 shares)[1]	$19.66
Class I ($1,168,359,842 ÷ 58,601,825 shares)	$19.94
Class R2 ($1,273,914 ÷ 63,951 shares)	$19.92
Class R4 ($2,740,936 ÷ 137,476 shares)	$19.94
Class R6 ($2,446,437 ÷ 122,637 shares)	$19.95
Class 1 ($38,768,086 ÷ 1,945,311 shares)	$19.93
Class NAV ($85,918,720 ÷ 4,311,726 shares)	$19.93
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$20.95

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       16

STATEMENT OF OPERATIONS   For the year ended 2-29-16

Investment income
Dividends	$22,626,148
Securities lending	91,821
Interest	1,513
Less foreign taxes withheld	(1,174,208)
Total investment income	21,545,274
Expenses
Investment management fees	10,230,329
Distribution and service fees	1,848,121
Accounting and legal services fees	157,553
Transfer agent fees	1,266,144
Trustees' fees	11,905
State registration fees	136,699
Printing and postage	102,048
Professional fees	101,340
Custodian fees	333,640
Registration and filing fees	288,090
Other	47,544
Total expenses	14,523,413
Less expense reductions	(132,570)
Net expenses	14,390,843
Net investment income	7,154,431
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(90,877,231)
Affiliated investments	(1,743)
(90,878,974)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(85,974,772)
Affiliated investments	1,239
(85,973,533)
Net realized and unrealized loss	(176,852,507)
Decrease in net assets from operations	($169,698,076)

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 2-29-16	Year ended 2-28-15
Increase (decrease) in net assets
From operations
Net investment income	$7,154,431	$4,894,445
Net realized gain (loss)	(90,878,974)	53,662,737
Change in net unrealized appreciation (depreciation)	(85,973,533)	(41,189,146)
Increase (decrease) in net assets resulting from operations	(169,698,076)	17,368,036
Distributions to shareholders
From net investment income
Class A	(818,693)	(2,076,485)
Class B	—	(18,824)
Class C	—	(111,601)
Class I	(4,166,349)	(3,224,326)
Class R4[1]	(3,401)	—
Class R6[1]	(8,167)	—
Class 1	(188,512)	(377,806)
Class NAV[2]	(514,934)	—
From net realized gain
Class A	—	(15,751,297)
Class B	—	(246,055)
Class C	—	(1,372,983)
Class I	—	(20,794,947)
Class 1	—	(2,333,810)
Total distributions	(5,700,056)	(46,308,134)
From fund share transactions	1,878,340,204	(88,615,950)
Total increase (decrease)	1,702,942,072	(117,556,048)
Net assets
Beginning of year	327,465,146	445,021,194
End of year	$2,030,407,218	$327,465,146
Undistributed (accumulated distributions in excess of) net investment income	$1,301,675	($35,771)

1	The inception date for Class R4 and Class R6 shares is 3-27-15.
2	The inception date for Class NAV shares is 6-2-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       18

Financial highlights

Class A Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$21.64	$24.60	$21.28	$19.98	$20.99
Net investment income[1]	0.10	0.24	0.25	0.23	0.30
Net realized and unrealized gain (loss) on investments	(1.81)	0.83	3.94	2.65	(1.12)
Total from investment operations	(1.71)	1.07	4.19	2.88	(0.82)
Less distributions
From net investment income	(0.03)	(0.47)	(0.15)	(0.42)	(0.19)
From net realized gain	—	(3.56)	(0.72)	(1.16)	—
Total distributions	(0.03)	(4.03)	(0.87)	(1.58)	(0.19)
Net asset value, end of period	$19.90	$21.64	$24.60	$21.28	$19.98
Total return (%)[2,3]	(7.86)	5.91	19.95	14.82	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$615	$140	$130	$73	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.53	1.56	1.68	1.66
Expenses including reductions	1.37	1.52	1.55	1.60	1.59
Net investment income	0.48	1.02	1.09	1.13	1.50
Portfolio turnover (%)	82	204	42	61	55

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       19

Class B Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$21.55	$24.50	$21.22	$19.94	$20.93
Net investment income[1]	0.02	— [2]	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	(1.87)	0.88	3.90	2.62	(1.06)
Total from investment operations	(1.85)	0.88	4.00	2.72	(0.94)
Less distributions
From net investment income	—	(0.27)	—	(0.28)	(0.05)
From net realized gain	—	(3.56)	(0.72)	(1.16)	—
Total distributions	—	(3.83)	(0.72)	(1.44)	(0.05)
Net asset value, end of period	$19.70	$21.55	$24.50	$21.22	$19.94
Total return (%)[3,4]	(8.58)	5.07	19.07	14.00	(4.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32	3.18	3.29	3.92	4.00
Expenses including reductions	2.12	2.34	2.30	2.30	2.33
Net investment income	0.07	— [5]	0.46	0.47	0.63
Portfolio turnover (%)	82	204	42	61	55

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       20

Class C Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$21.49	$24.45	$21.18	$19.91	$20.91
Net investment income (loss)[1]	(0.07)	(0.03)	0.07	0.10	0.10
Net realized and unrealized gain (loss) on investments	(1.76)	0.92	3.92	2.61	(1.05)
Total from investment operations	(1.83)	0.89	3.99	2.71	(0.95)
Less distributions
From net investment income	—	(0.29)	—	(0.28)	(0.05)
From net realized gain	—	(3.56)	(0.72)	(1.16)	—
Total distributions	—	(3.85)	(0.72)	(1.44)	(0.05)
Net asset value, end of period	$19.66	$21.49	$24.45	$21.18	$19.91
Total return (%)[2,3]	(8.52)	5.11	19.05	13.97	(4.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$113	$13	$7	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08	2.40	2.62	3.32	3.34
Expenses including reductions	2.07	2.30	2.30	2.30	2.33
Net investment income (loss)	(0.33)	(0.11)	0.32	0.48	0.52
Portfolio turnover (%)	82	204	42	61	55

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       21

Class I Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$21.67	$24.62	$21.31	$20.01	$21.04
Net investment income[1]	0.16	0.35	0.31	0.43	0.37
Net realized and unrealized gain (loss) on investments	(1.80)	0.81	3.95	2.53	(1.12)
Total from investment operations	(1.64)	1.16	4.26	2.96	(0.75)
Less distributions
From net investment income	(0.09)	(0.55)	(0.23)	(0.50)	(0.28)
From net realized gain	—	(3.56)	(0.72)	(1.16)	—
Total distributions	(0.09)	(4.11)	(0.95)	(1.66)	(0.28)
Net asset value, end of period	$19.94	$21.67	$24.62	$21.31	$20.01
Total return (%)[2]	(7.59)	6.33	20.31	15.23	(3.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,168	$152	$290	$79	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.19	1.21	1.27	1.20
Expenses including reductions	1.06	1.18	1.21	1.25	1.20
Net investment income	0.73	1.46	1.33	2.09	1.88
Portfolio turnover (%)	82	204	42	61	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       22

Class R2 Shares Period ended	2-29-16	[1]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income	0.02
Net realized and unrealized loss on investments	(1.56)
Total from investment operations	(1.54)
Net asset value, end of period	$19.92
Total return (%)[2]	(7.18	) [3]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[4]
Expenses including reductions	1.52	[4]
Net investment income	0.11	[4]
Portfolio turnover (%)	82	[5]

1	The inception date for Class R2 shares is 3-27-15.
2	Total returns would have been lower had certain expenses not been reduced during the applicable period.
3	Not annualized.
4	Annualized.
5	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       23

Class R4 Shares Period ended	2-29-16	[1]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income	0.05
Net realized and unrealized loss on investments	(1.54)
Total from investment operations	(1.49)
Less distributions
From net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$19.94
Total return (%)[2]	(6.95	) [3]
Ratios and supplemental data
Net assets, end of period (in millions)	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	[4]
Expenses including reductions	1.24	[4]
Net investment income	0.24	[4]
Portfolio turnover (%)	82	[5]

1	The inception date for Class R4 shares is 3-27-15.
2	Total returns would have been lower had certain expenses not been reduced during the applicable period.
3	Not annualized.
4	Annualized.
5	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       24

Class R6 Shares Period ended	2-29-16	[1]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income[2]	0.12
Net realized and unrealized loss on investments	(1.53)
Total from investment operations	(1.41)
Less distributions
From net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$19.95
Total return (%)[3]	(6.59	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	[5]
Expenses including reductions	0.95	[5]
Net investment income	0.60	[5]
Portfolio turnover (%)	82	[6]

1	The inception date for Class R6 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable period.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       25

Class 1 Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$21.65	$24.61	$21.30	$20.00	$21.02
Net investment income[1]	0.23	0.28	0.37	0.34	0.36
Net realized and unrealized gain (loss) on investments	(1.84)	0.90	3.92	2.63	(1.09)
Total from investment operations	(1.61)	1.18	4.29	2.97	(0.73)
Less distributions
From net investment income	(0.11)	(0.58)	(0.26)	(0.51)	(0.29)
From net realized gain	—	(3.56)	(0.72)	(1.16)	—
Total distributions	(0.11)	(4.14)	(0.98)	(1.67)	(0.29)
Net asset value, end of period	$19.93	$21.65	$24.61	$21.30	$20.00
Total return (%)[2]	(7.49)	6.39	20.43	15.29	(3.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$20	$16	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.10	1.12	1.19	1.16
Expenses including reductions	0.99	1.09	1.12	1.15	1.14
Net investment income	1.06	1.18	1.59	1.68	1.83
Portfolio turnover (%)	82	204	42	61	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       26

Class NAV Shares Period ended	2-29-16	[1]
Per share operating performance
Net asset value, beginning of period	$22.66
Net investment income[2]	0.11
Net realized and unrealized loss on investments	(2.72)
Total from investment operations	(2.61)
Less distributions
From net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$19.93
Total return (%)[3]	(11.57	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[5]
Expenses including reductions	0.93	[5]
Net investment income	0.69	[5]
Portfolio turnover (%)	82	[6]

1	The inception date for Class NAV shares is 6-2-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable period.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       27

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return, primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       28

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$66,805,177	—	$66,805,177	—
Belgium	48,817,734	—	48,817,734	—
China	79,942,712	$28,863,892	51,078,820	—
Denmark	116,484,903	—	116,484,903	—
Finland	25,499,172	—	25,499,172	—
Germany	62,081,543	—	62,081,543	—
Hong Kong	20,461,801	—	20,461,801	—
India	101,788,667	10,004,372	91,784,295	—
Ireland	59,322,312	59,322,312	—	—
Israel	31,396,971	31,396,971	—	—
Japan	216,780,533	—	216,780,533	—
Jordan	22,199,236	—	22,199,236	—
Netherlands	32,143,848	—	32,143,848	—
Singapore	26,750,460	26,750,460	—	—
South Korea	28,055,570	—	28,055,570	—
Switzerland	245,060,497	—	245,060,497	—
Taiwan	53,092,233	—	53,092,233	—
United Kingdom	666,549,592	28,774,150	637,775,442	—
United States	57,486,342	57,486,342	—	—
Securities lending collateral	28,332,326	28,332,326	—	—
Total investments in securities	$1,989,051,629	$270,930,825	$1,718,120,804	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       29

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $27,853,882 and received $28,332,850 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       30

reflected in Other expenses on the Statement of operations. Commitment fees for the year ended February 29, 2016 were $2,607. For the year ended February 29, 2016, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and specific expense rate applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 29, 2016, the fund has a short-term capital loss carryfoward of $88,360,551 available to offset future net realized capital gains. This carryforward does not expire.

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 29, 2016 and February 28, 2015 was as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$5,700,056	$12,161,897
Long-term capital gains	—	$34,146,237
Total	$5,700,056	$46,308,134

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2016, the components of distributable earnings on a tax basis consisted of $1,301,675 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       31

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund's average daily net assets; (b) 0.850% of the next $500 million of the fund's average daily net assets, and (c) 0.800% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective September 17, 2015 (with the exception of Class 1), the Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, 2.05% 1.05%, 1.45%, 1.20%, and 1.15% of average net assets for Class A, Class B, Class C, Class I, Class R2, Class R4, and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2016 for Class 1 shares and June 30, 2017 for Class A, Class B, Class C, Class I, Class R2 and Class R4 shares, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class A and Class C shares had fee waivers and/or reimbursement such that the expenses would not exceed 1.60% and 2.30% for Class A and Class C shares, respectively. Prior to September 17, 2015, Class I, Class R2, and Class R4 shares had fee waivers and/or reimbursement such that the expenses would not exceed 1.24%, 1.69%, and 1.44% of average net assets, respectively.

Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the year ended February 29, 2016:

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       32

Class	Expense reductions	Class	Expense reductions
Class A	$52,489	Class R4	$3,269
Class B	4,062	Class R6	4,286
Class C	9,415	Class 1	2,313
Class I	47,499	Class NAV	5,303
Class R2	2,868	Total	$131,504

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended February 29, 2016, were equivalent to a net annual effective rate of 0.84% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,066 for Class R4 shares for the year ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,623,603 for the year ended February 29, 2016. Of this amount, $611,872 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,999,474 was paid as sales commissions to broker-dealers and $12,257 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       33

connection with the sale of these shares. During the year ended February 29, 2016, CDSCs received by the Distributor amounted to $2,231, $2,235 and $20,956 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,153,583	$479,149	$9,707	$6,476
Class B	20,363	2,545	4,782	147
Class C	651,718	81,151	4,909	606
Class I	—	702,840	6,454	6,686
Class R2	3,391	123	3,760	28
Class R4	3,569	172	3,761	8
Class R6	—	164	4,040	8
Class 1	15,497	—	—	—
Total	$1,848,121	$1,266,144	$37,413	$13,959

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to February 29, 2016, state registration fees and printing and postage amounted to $99,286 and $88,089, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended February 29, 2016 and February 28, 2015 were as follows:

		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	30,296,417	$652,123,320	3,872,773	$89,197,062
Distributions reinvested	37,422	806,063	870,844	17,190,462
Repurchased	(5,892,970)	(123,829,522)	(3,537,619)	(86,355,594)
Net increase	24,440,869	$529,099,861	1,205,998	$20,031,930
Class B shares
Sold	43,893	$950,453	11,751	$269,871
Distributions reinvested	—	—	11,409	224,646
Repurchased	(23,186)	(489,433)	(17,977)	(410,047)
Net increase	20,707	$461,020	5,183	$84,470

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       34

		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	5,682,409	$121,374,986	353,368	$7,865,929
Distributions reinvested	—	—	58,230	1,143,641
Repurchased	(535,075)	(11,149,899)	(92,860)	(2,139,704)
Net increase	5,147,334	$110,225,087	318,738	$6,869,866
Class I shares
Sold	65,900,813	$1,417,620,775	7,959,907	$188,904,055
Distributions reinvested	160,677	3,464,207	959,666	18,953,405
Repurchased	(14,492,634)	(309,958,268)	(13,666,278)	(328,851,005)
Net increase (decrease)	51,568,856	$1,111,126,714	(4,746,705)	($120,993,545)
Class R2 shares[1]
Sold	67,764	$1,480,916	—	—
Repurchased	(3,813)	(81,033)	—	—
Net increase	63,951	$1,399,883	—	—
Class R4 shares[1]
Sold	152,395	$3,282,916	—	—
Distributions reinvested	151	3,252	—	—
Repurchased	(15,070)	(313,187)	—	—
Net increase	137,476	$2,972,981	—	—
Class R6 shares[1]
Sold	123,984	$2,660,310	—	—
Distributions reinvested	356	7,688	—	—
Repurchased	(1,703)	(34,471)	—	—
Net increase	122,637	$2,633,527	—	—
Class 1 shares
Sold	1,191,160	$25,899,826	269,172	$6,025,547
Distributions reinvested	8,748	188,512	137,367	2,711,616
Repurchased	(168,568)	(3,618,687)	(142,058)	(3,345,834)
Net increase	1,031,340	$22,469,651	264,481	$5,391,329
Class NAV shares[2]
Sold	4,844,041	$109,195,857	—	—
Distributions reinvested	23,895	514,934	—	—
Repurchased	(556,210)	(11,759,311)	—	—
Net increase	4,311,726	$97,951,480	—	—
Total net increase (decrease)	86,844,896	$1,878,340,204	(2,952,305)	($88,615,950)

1 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

2 The inception date for Class NAV shares is 6-2-15.

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,780,389,201 and $963,454,147, respectively, for the year ended February 29, 2016.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       35

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, there were no affiliated funds with an ownership of 5% or more of the fund's net assets.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       36

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the "Fund") at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2016

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       37

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 29, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $21,716,982. The fund intends to pass through foreign tax credits of $1,071,219.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	228
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	228
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee*
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       41

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       42

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank. N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279521	87A 2/16 4/16

John Hancock

Global Shareholder Yield Fund

Annual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
26	Notes to financial statements
34	Auditor's report
35	Tax information
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A rough 12 months for global stocks

Many global equity indexes fell by more than 10% as declining commodity prices and slowing economic growth in many emerging markets led to heightened market volatility.

The fund held up better than its benchmark

The fund declined in value but outperformed its benchmark, the MSCI World Index, for the one-year period.

Utilities and consumer staples added value

The fund's holdings in utilities and consumer staples stocks (particularly those related to the tobacco industry) contributed the most to performance compared with the index.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Eric L. Sappenfield, Epoch Investment Partners, Inc.

Eric L. Sappenfield
Portfolio Manager
Epoch

Can you give us an overview of the global equity markets over the past 12 months?

Many broad global stock indexes declined by more than 10% in an environment of elevated volatility. Slowing economic growth in China, the world's second-largest economy, put downward pressure on commodity prices and had a ripple effect on many emerging economies, especially those dependent on commodity exports. Many of the world's central banks remained accommodative, with some—such as the Bank of Japan (BoJ) and the European Central Bank (ECB)—dramatically increasing their economic stimulus efforts. Over the past 12 months, both the BoJ and ECB expanded their quantitative easing measures and cut certain key interest rates below zero.

The primary exception to the global trend of accommodative central banks was the U.S. Federal Reserve (Fed), which raised its short-term interest-rate target in December. The Fed's first rate hike since June 2006 ended seven years of near-zero interest rates.

Regionally, the U.S. equity market held up the best, reflecting the relative strength of the U.S. economy. Stocks in Europe and the Asia/Pacific region fell more broadly, while emerging markets suffered the largest declines.

How did the fund perform in this environment?

The fund declined for the reporting period, reflecting the broad weakness in many global equity markets; however, it held up better than its benchmark, the MSCI World Index. The fund's overall decline was mitigated by collecting a large portion of our return target in cash dividends. In addition, the fund benefited from owning a diversified portfolio of companies that focused on share buybacks and debt reduction while maintaining growth in free cash flow—revenue available to either distribute to shareholders or reinvest after current capital expenditures and tax obligations have been met. Finally, our risk management process aided results by limiting the influence of any single stock on the fund's overall level of shareholder yield.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       4

"Many broad global stock indexes declined by more than 10% in an environment of elevated volatility."

What stocks helped the fund outpace its benchmark during the reporting period?

The fund's holdings in the utilities sector, one of the largest sector weightings in the portfolio during the reporting period, helped the most. Three of the top five contributors to both absolute and relative performance came from the utilities sector—U.S. electric utilities TECO Energy, Inc. and WEC Energy Group, Inc. and Italian power grid company Terna Rete Elettrica Nazionale SpA. TECO agreed to be acquired at a premium by Canadian utility Emera, Inc. (not held in the portfolio) during the period, while both WEC Energy and Terna continued to generate solid cash flow growth and raised their dividends.

The consumer staples sector also contributed favorably to fund performance, led by tobacco stocks. Industry consolidation was one positive factor—Reynolds American, Inc., the fund's leading contributor for the reporting period, acquired Lorillard, Inc. (a fund holding at the time that we tendered in the acquisition) in mid-2015, creating the second-largest tobacco producer in the United States. In addition, the pricing power of tobacco companies allowed them to generate attractive levels of free cash flow, and they returned cash to shareholders through sizable and growing dividends. Along with Reynolds American, leading contributors in the portfolio included Philip Morris International, Inc. and Altria Group, Inc.

Shifting gears, what holdings detracted from fund performance compared with the benchmark?

The materials and energy sectors were hit hard by falling commodity prices, and the fund's holdings in these two sectors were no exception. The most significant detractors were energy company

TOP 10 HOLDINGS AS OF 2/29/16 (%)

BCE, Inc.	2.1
AT&T, Inc.	2.1
Philip Morris International, Inc.	2.1
Verizon Communications, Inc.	2.1
National Grid PLC	2.0
PPL Corp.	1.9
WEC Energy Group, Inc.	1.9
Welltower, Inc.	1.9
Muenchener Rueckversicherungs-Gesellschaft AG	1.8
Terna Rete Elettrica Nazionale SpA	1.7
TOTAL	19.6
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       5

"The elevated market volatility presented us with a number of opportunities to improve the fund's shareholder yield."
Kinder Morgan, Inc. and fertilizer producer Potash Corp. of Saskatchewan, Inc. Shares of Kinder Morgan, the largest energy infrastructure company in the United States, tumbled as declining oil and natural gas prices put downward pressure on earnings, while Potash struggled with weaker demand and lower fertilizer prices. We eliminated both stocks from the portfolio during the reporting period.

TOP 10 COUNTRIES AS OF 2/29/16 (%)

United States	48.7
United Kingdom	13.4
France	7.1
Germany	6.5
Canada	5.7
Australia	3.2
Norway	2.9
Switzerland	2.7
Italy	1.7
Singapore	1.3
TOTAL	93.2
As a percentage of net assets.
Cash and cash equivalents are not included.

Two other notable detractors included British publishing company Pearson PLC and disk drive maker Seagate Technology PLC. Pearson lowered earnings guidance late in the period in response to weaker-than-expected college enrollment and policy-related headwinds, while slowing demand for PCs weighed on Seagate. Concerns about longer-term growth and dividend coverage led us to eliminate Pearson from the portfolio, but the fund still owns Seagate, which continues to deliver strong free cash flow and an attractive dividend.

What changes did you make to the portfolio during the reporting period?

The elevated market volatility presented us with a number of opportunities to improve the fund's shareholder yield. New holdings added to the portfolio during the reporting period included U.S. information technology services company Iron Mountain, Inc., U.S. power producer Entergy Corp., U.S. energy company Exxon Mobil Corp., chip maker Taiwan Semiconductor Manufacturing Company, Ltd., and German financial services provider Allianz SE.

We also closed out positions in a number of stocks during the reporting period. In addition to previously mentioned sales, we eliminated Swiss pharmaceutical firm Novartis AG, U.K. water utility United Utilities Group PLC, French utility Electricite de France SA, U.S. energy producer ConocoPhillips, and U.K. mining company Rio Tinto PLC.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       6

How was the fund positioned at the end of the period?

We continue to focus on individual companies that enhance shareholder value by growing free cash flows and returning them to shareholders in the form of dividends, share buybacks, and debt reduction. Based on our investment decision-making process, the largest sector weightings in the portfolio at the end of the period were telecommunication services, financials, and utilities. In contrast, the consumer discretionary and materials sectors were the smallest weightings in the portfolio.

The broad-based expansion of valuations that drove outsized market gains in 2012-2014 was not present over the past year. Certainly, the loss of economic momentum in China—which has been responsible for nearly half of the world's growth since 2009—casts a long shadow. Growing debt accumulation is another headwind for economies and equity markets around the globe.

In our view, profitability will be challenged in a world where revenue growth is hard to come by. Consequently, we believe the ability to consistently generate free cash flow and properly deploy that cash flow will differentiate the winners from the losers.

MANAGED BY

Eric L. Sappenfield On the fund since inception Investing since 1986
William W. Priest, CFA, CPA On the fund since inception Investing since 1965
John Tobin, Ph.D., CFA On the fund since 2014 Investing since 1981
Kera Van Valen, CFA On the fund since 2014 Investing since 2001
Michael A. Welhoelter, CFA On the fund since inception Investing since 1986

The views expressed in this report are exclusively those of Eric L. Sappenfield, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception		5-year	Since inception		as of 2-29-16	as of 2-29-16
Class A	-13.91	5.33	3.69	[2]	29.62	38.50	[2]	2.60	2.59
Class B	-14.29	5.32	3.53	[2]	29.58	36.70	[2]	2.07	2.07
Class C	-10.86	5.67	3.56	[2]	31.77	37.04	[2]	2.07	2.07
Class I3	-9.13	6.80	4.72	[2]	38.96	51.45	[2]	3.04	3.03
Class R2[3,4]	-9.51	6.04	3.42	[2]	34.05	35.37	[2]	2.68	2.64
Class R6[3,4]	-8.94	6.89	4.73	[2]	39.54	51.62	[2]	3.14	3.12
Class NAV[3]	-9.03	6.91	5.42	[5]	39.64	51.24	[5]	3.15	3.15
Index†	-10.49	5.51	3.14	[2]	30.75	32.07	[2]	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.28	1.98	1.98	0.97	1.38	0.87	0.85
Net (%)	1.28	1.98	1.98	0.97	1.38	0.85	0.85

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B6	3-1-07	13,670	13,670	13,207
Class C6	3-1-07	13,704	13,704	13,207
Class I3	3-1-07	15,145	15,145	13,207
Class R2[3,4]	3-1-07	13,537	13,537	13,207
Class R6[3,4]	3-1-07	15,162	15,162	13,207
Class NAV[3]	4-28-08	15,124	15,124	12,617

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.
2	From 3-1-07.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R2 and Class R6 shares were first offered 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.
5	From 4-28-08.
6	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$991.30	$6.39	1.29%
Class B	1,000.00	988.20	9.84	1.99%
Class C	1,000.00	988.50	9.84	1.99%
Class I	1,000.00	993.90	4.81	0.97%
Class R2	1,000.00	991.30	6.83	1.38%
Class R6	1,000.00	994.60	4.26	0.86%
Class NAV	1,000.00	993.60	4.26	0.86%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.40	$6.47	1.29%
Class B	1,000.00	1,015.00	9.97	1.99%
Class C	1,000.00	1,015.00	9.97	1.99%
Class I	1,000.00	1,020.00	4.87	0.97%
Class R2	1,000.00	1,018.00	6.92	1.38%
Class R6	1,000.00	1,020.60	4.32	0.86%
Class NAV	1,000.00	1,020.60	4.32	0.86%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       11

Fund's investments

As of 2-29-16
	Shares	Value
Common stocks 96.9%		$2,061,243,668
(Cost $1,917,162,078)
Australia 3.2%		68,553,594
Commonwealth Bank of Australia	264,330	13,186,662
Sonic Healthcare, Ltd.	841,090	11,049,885
Telstra Corp., Ltd.	6,938,530	25,936,982
Westpac Banking Corp.	898,659	18,380,065
Canada 5.7%		121,436,558
Agrium, Inc.	146,350	12,575,856
BCE, Inc.	1,053,550	45,505,885
Rogers Communications, Inc., Class B	961,040	35,571,976
Shaw Communications, Inc., Class B	762,750	13,208,598
TELUS Corp.	500,354	14,574,243
France 7.1%		151,325,821
AXA SA	674,000	14,818,992
Sanofi	135,895	10,768,136
SCOR SE	766,500	26,808,306
Total SA	680,610	30,505,390
Unibail-Rodamco SE	112,365	27,956,788
Vinci SA	385,160	26,603,617
Vivendi SA	668,388	13,864,592
Germany 6.5%		138,454,112
Allianz SE	108,530	16,098,011
BASF SE	284,160	18,424,448
Daimler AG	253,950	17,278,122
Deutsche Post AG	531,510	12,601,189
Deutsche Telekom AG	945,865	15,821,550
Muenchener Rueckversicherungs-Gesellschaft AG	192,610	37,808,742
Siemens AG	220,910	20,422,050
Italy 1.7%		36,785,633
Terna Rete Elettrica Nazionale SpA	7,069,710	36,785,633
Netherlands 1.3%		27,048,548
Royal Dutch Shell PLC, ADR, Class A	594,735	27,048,548
Norway 2.9%		61,362,274
Orkla ASA	2,285,430	18,852,867
Statoil ASA	2,022,970	29,448,863
Yara International ASA	337,030	13,060,544
Singapore 1.3%		27,586,771
Singapore Exchange, Ltd.	2,484,651	12,826,996

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       12

	Shares	Value
Singapore (continued)
Singapore Telecommunications, Ltd.	5,572,483	$14,759,775
Spain 0.6%		13,382,409
Gas Natural SDG SA	768,470	13,382,409
Sweden 0.9%		19,640,837
Svenska Handelsbanken AB, A Shares	1,535,895	19,640,837
Switzerland 2.7%		57,412,780
Nestle SA	175,560	12,277,084
Roche Holding AG	59,455	15,245,174
Swisscom AG	61,343	29,890,522
Taiwan 0.9%		18,740,619
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	795,780	18,740,619
United Kingdom 13.4%		283,909,423
AstraZeneca PLC, ADR	956,280	27,416,548
BAE Systems PLC	3,934,670	27,894,187
British American Tobacco PLC	526,760	28,657,910
Diageo PLC	599,400	15,404,769
GlaxoSmithKline PLC	1,571,810	30,461,697
Imperial Tobacco Group PLC	682,535	35,229,517
National Grid PLC	3,140,770	41,947,389
SSE PLC	1,058,235	20,269,211
Unilever PLC	474,795	20,284,403
Vodafone Group PLC	11,983,212	36,343,792
United States 48.7%		1,035,604,289
AbbVie, Inc.	310,555	16,959,409
Altria Group, Inc.	553,225	34,062,063
Ameren Corp.	561,685	26,371,111
Arthur J. Gallagher & Company	269,080	10,722,838
AT&T, Inc.	1,228,120	45,379,034
Automatic Data Processing, Inc.	169,970	14,394,759
California Resources Corp.	39,490	22,197
CenturyLink, Inc.	1,068,610	32,688,780
CME Group, Inc.	186,900	17,090,136
Corrections Corp. of America	813,785	23,542,800
Duke Energy Corp.	487,098	36,181,639
Eaton Corp. PLC	275,900	15,646,289
Emerson Electric Company	307,720	15,025,968
Entergy Corp.	423,830	30,604,764
Enterprise Products Partners LP	534,330	12,487,292
Exxon Mobil Corp.	231,285	18,537,493
Iron Mountain, Inc.	1,024,210	30,091,290
Johnson & Johnson	135,885	14,296,461

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       13

			Shares	Value
United States (continued)
	Kimberly-Clark Corp.		192,590	$25,094,477
	Lockheed Martin Corp.		82,110	17,718,517
	McDonald's Corp.		247,310	28,982,259
	Merck & Company, Inc.		299,260	15,025,845
	Microchip Technology, Inc.		354,010	15,749,905
	Microsoft Corp.		273,740	13,927,891
	Occidental Petroleum Corp.		420,105	28,911,626
	People's United Financial, Inc.		1,019,540	14,895,479
	PepsiCo, Inc.		144,480	14,133,034
	Pfizer, Inc.		416,310	12,351,918
	Philip Morris International, Inc.		485,210	44,168,666
	PPL Corp.		1,167,720	40,858,523
	Regal Entertainment Group, Class A		826,930	16,282,252
	Reynolds American, Inc.		706,144	35,610,842
	RR Donnelley & Sons Company		1,235,730	18,758,381
	Seagate Technology PLC		584,325	18,324,432
	TECO Energy, Inc.		598,490	16,440,520
	Texas Instruments, Inc.		349,280	18,518,826
	The Coca-Cola Company		309,620	13,353,911
	The Dow Chemical Company		502,205	24,412,185
	The Procter & Gamble Company		208,595	16,748,093
	The Southern Company		374,750	18,055,455
	United Parcel Service, Inc., Class B		166,600	16,085,230
	Verizon Communications, Inc.		868,499	44,058,954
	Waste Management, Inc.		281,360	15,713,956
	WEC Energy Group, Inc.		722,176	40,694,618
	Wells Fargo & Company		362,500	17,008,500
	Welltower, Inc.		621,130	39,615,671
	Yield (%)		Shares	Value
Short-term investments 2.7%				$57,322,877
(Cost $57,322,877)
Money market funds 2.7%				57,322,877
Fidelity Institutional Money Market Government Portfolio	0.2100(Y	)	57,322,877	57,322,877
Total investments (Cost $1,974,484,955)† 99.6%				$2,118,566,545
Other assets and liabilities, net 0.4%				$8,817,529
Total net assets 100.0%				$2,127,384,074

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       14

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,982,296,423. Net unrealized appreciation aggregated to $136,270,122, of which $275,194,221 related to appreciated investment securities and $138,924,099 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16

Assets
Investments, at value (Cost $1,974,484,955)	2,118,566,545
Foreign currency, at value (Cost $155,271)	153,421
Receivable for fund shares sold	4,624,466
Dividends and interest receivable	9,923,172
Other receivables and prepaid expenses	84,737
Total assets	2,133,352,341
Liabilities
Payable for fund shares repurchased	5,391,985
Payable to affiliates
Accounting and legal services fees	57,619
Transfer agent fees	136,417
Distribution and service fees	388
Trustees' fees	1,421
Other liabilities and accrued expenses	380,437
Total liabilities	5,968,267
Net assets	$2,127,384,074
Net assets consist of
Paid-in capital	$2,088,061,543
Undistributed net investment income	10,644,321
Accumulated net realized gain (loss) on investments and foreign currency transactions	(115,275,335)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	143,953,545
Net assets	$2,127,384,074

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($469,612,468 ÷ 47,475,315 shares)[1]	$9.89
Class B ($11,975,727 ÷ 1,210,660 shares)[1]	$9.89
Class C ($133,191,627 ÷ 13,458,932 shares)[1]	$9.90
Class I ($956,618,340 ÷ 96,338,239 shares)	$9.93
Class R2 ($899,523 ÷ 90,617 shares)	$9.93
Class R6 ($888,083 ÷ 89,563 shares)	$9.92
Class NAV ($554,198,306 ÷ 55,841,194 shares)	$9.92
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.41

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       16

STATEMENT OF OPERATIONS  For the year ended 2-29-16

Investment income
Dividends	$111,017,390
Less foreign taxes withheld	(5,692,623)
Total investment income	105,324,767
Expenses
Investment management fees	19,519,728
Distribution and service fees	3,291,585
Accounting and legal services fees	335,070
Transfer agent fees	2,100,029
Trustees' fees	34,352
State registration fees	205,968
Printing and postage	182,750
Professional fees	205,659
Custodian fees	485,451
Registration and filing fees	33,972
Other	74,142
Total expenses	26,468,706
Less expense reductions	(194,887)
Net expenses	26,273,819
Net investment income	79,050,948
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(19,547,888)
(19,547,888)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(304,309,620)
(304,309,620)
Net realized and unrealized loss	(323,857,508)
Decrease in net assets from operations	($244,806,560)

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 2-29-16	Year ended 2-28-15
Increase (decrease) in net assets
From operations
Net investment income	$79,050,948	$78,990,253
Net realized gain (loss)	(19,547,888)	61,397,066
Change in net unrealized appreciation (depreciation)	(304,309,620)	48,574,230
Increase (decrease) in net assets resulting from operations	(244,806,560)	188,961,549
Distributions to shareholders
From net investment income
Class A	(15,908,865)	(20,928,672)
Class B	(312,238)	(486,696)
Class C	(3,515,222)	(4,343,243)
Class I	(36,220,453)	(42,929,623)
Class R2	(33,565)	(29,513)
Class R6	(29,367)	(12,521)
Class NAV	(21,679,609)	(27,036,853)
From net realized gain
Class A	(22,412,725)	(19,485,409)
Class B	(586,723)	(590,390)
Class C	(6,495,421)	(5,577,950)
Class I	(44,789,082)	(42,201,354)
Class R2	(48,929)	(36,286)
Class R6	(42,665)	(12,656)
Class NAV	(27,209,972)	(24,485,458)
Total distributions	(179,284,836)	(188,156,624)
From fund share transactions	(154,387,828)	461,724,827
Total increase (decrease)	(578,479,224)	462,529,752
Net assets
Beginning of year	2,705,863,298	2,243,333,546
End of year	$2,127,384,074	$2,705,863,298
Undistributed net investment income	$10,644,321	$7,541,308

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       18

Financial highlights

Class A Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$11.78	$11.74	$10.46	$9.81	$9.50
Net investment income[1]	0.33	0.36	0.45 [2]	0.29	0.26
Net realized and unrealized gain (loss) on investments	(1.42)	0.55	1.57	0.63	0.29
Total from investment operations	(1.09)	0.91	2.02	0.92	0.55
Less distributions
From net investment income	(0.32)	(0.44)	(0.31)	(0.27)	(0.24)
From net realized gain	(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.80)	(0.87)	(0.74)	(0.27)	(0.24)
Net asset value, end of period	$9.89	$11.78	$11.74	$10.46	$9.81
Total return (%)[3,4]	(9.38)	8.10	19.85	9.66	5.98
Ratios and supplemental data
Net assets, end of period (in millions)	$470	$580	$553	$276	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.33	1.34	1.43	1.53
Expenses including reductions	1.28	1.32	1.34	1.42	1.42
Net investment income	3.03	2.99	4.01 [2]	2.92	2.78
Portfolio turnover (%)	33	23	40	21	19

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       19

Class B Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$11.78	$11.74	$10.46	$9.81	$9.49
Net investment income[1]	0.25	0.27	0.35 [2]	0.22	0.20
Net realized and unrealized gain (loss) on investments	(1.42)	0.55	1.58	0.64	0.29
Total from investment operations	(1.17)	0.82	1.93	0.86	0.49
Less distributions
From net investment income	(0.24)	(0.35)	(0.22)	(0.21)	(0.17)
From net realized gain	(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.72)	(0.78)	(0.65)	(0.21)	(0.17)
Net asset value, end of period	$9.89	$11.78	$11.74	$10.46	$9.81
Total return (%)[3,4]	(10.10)	7.26	18.95	8.90	5.33
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$17	$17	$11	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02	2.10	2.15	2.29	2.54
Expenses including reductions	2.02	2.10	2.12	2.12	2.11
Net investment income	2.31	2.24	3.11 [2]	2.21	2.17
Portfolio turnover (%)	33	23	40	21	19

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       20

Class C Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$11.79	$11.74	$10.46	$9.81	$9.50
Net investment income[1]	0.25	0.27	0.36 [2]	0.22	0.20
Net realized and unrealized gain (loss) on investments	(1.41)	0.56	1.58	0.64	0.28
Total from investment operations	(1.16)	0.83	1.94	0.86	0.48
Less distributions
From net investment income	(0.25)	(0.35)	(0.23)	(0.21)	(0.17)
From net realized gain	(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.73)	(0.78)	(0.66)	(0.21)	(0.17)
Net asset value, end of period	$9.90	$11.79	$11.74	$10.46	$9.81
Total return (%)[3,4]	(10.02)	7.42	18.97	8.90	5.22
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$168	$127	$65	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	2.03	2.05	2.15	2.29
Expenses including reductions	1.98	2.02	2.05	2.12	2.11
Net investment income	2.33	2.24	3.22 [2]	2.22	2.13
Portfolio turnover (%)	33	23	40	21	19

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       21

Class I Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$11.83	$11.78	$10.49	$9.84	$9.53
Net investment income[1]	0.37	0.39	0.47 [2]	0.31	0.32
Net realized and unrealized gain (loss) on investments	(1.43)	0.56	1.59	0.65	0.27
Total from investment operations	(1.06)	0.95	2.06	0.96	0.59
Less distributions
From net investment income	(0.36)	(0.47)	(0.34)	(0.31)	(0.28)
From net realized gain	(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.84)	(0.90)	(0.77)	(0.31)	(0.28)
Net asset value, end of period	$9.93	$11.83	$11.78	$10.49	$9.84
Total return (%)[3]	(9.13)	8.50	20.28	10.07	6.45
Ratios and supplemental data
Net assets, end of period (in millions)	$957	$1,242	$893	$641	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	1.01	1.01	1.05	1.12
Expenses including reductions	0.97	1.00	1.01	1.03	0.97
Net investment income	3.37	3.24	4.19 [2]	3.10	3.43
Portfolio turnover (%)	33	23	40	21	19

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       22

Class R2 Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	[1]
Per share operating performance
Net asset value, beginning of period	$11.82	$11.78	$10.49	$9.84
Net investment income[2]	0.32	0.31	0.50 [3]	0.29
Net realized and unrealized gain (loss) on investments	(1.43)	0.58	1.52	0.63
Total from investment operations	(1.11)	0.89	2.02	0.92
Less distributions
From net investment income	(0.30)	(0.42)	(0.30)	(0.27)
From net realized gain	(0.48)	(0.43)	(0.43)	—
Total distributions	(0.78)	(0.85)	(0.73)	(0.27)
Net asset value, end of period	$9.93	$11.82	$11.78	$10.49
Total return (%)[4]	(9.51)	7.93	19.78	9.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	3.22	8.52	19.42
Expenses including reductions	1.43	1.47	1.47	1.47
Net investment income	2.92	2.66	4.38 [3]	2.91
Portfolio turnover (%)	33	23	40	21

1	The inception date for Class R2 shares is 3-1-12.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       23

Class R6 Shares Period ended	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12	[1]
Per share operating performance
Net asset value, beginning of period	$11.81	$11.77	$10.49		$9.84	$9.29
Net investment income[2]	0.38	0.39	0.48	[3]	0.33	0.13
Net realized and unrealized gain (loss) on investments	(1.42)	0.57	1.58		0.64	0.52
Total from investment operations	(1.04)	0.96	2.06		0.97	0.65
Less distributions
From net investment income	(0.37)	(0.49)	(0.35)		(0.32)	(0.10)
From net realized gain	(0.48)	(0.43)	(0.43)		—	—
Total distributions	(0.85)	(0.92)	(0.78)		(0.32)	(0.10)
Net asset value, end of period	$9.92	$11.81	$11.77		$10.49	$9.84
Total return (%)[4]	(8.94)	8.56	20.29		10.12	7.12	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	6.51	10.30		10.38	15.93	[7]
Expenses including reductions	0.85	0.87	0.97		0.97	0.97	[7]
Net investment income	3.48	3.32	4.26	[3]	3.29	2.82	[7]
Portfolio turnover (%)	33	23	40		21	19	[8]

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       24

Class NAV Shares Period ended	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$11.82	$11.78	$10.49	$9.84	$9.53
Net investment income[1]	0.37	0.41	0.49 [2]	0.35	0.29
Net realized and unrealized gain (loss) on investments	(1.42)	0.55	1.59	0.62	0.31
Total from investment operations	(1.05)	0.96	2.08	0.97	0.60
Less distributions
From net investment income	(0.37)	(0.49)	(0.36)	(0.32)	(0.29)
From net realized gain	(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.85)	(0.92)	(0.79)	(0.32)	(0.29)
Net asset value, end of period	$9.92	$11.82	$11.78	$10.49	$9.84
Total return (%)[3]	(9.03)	8.57	20.47	10.17	6.53
Ratios and supplemental data
Net assets, end of period (in millions)	$554	$696	$653	$944	$1,019
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.88	0.88	0.90	0.99
Expenses including reductions	0.85	0.87	0.87	0.89	0.94
Net investment income	3.45	3.42	4.35 [2]	3.56	3.11
Portfolio turnover (%)	33	23	40	21	19

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       25

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly schedule close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       26

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$68,553,594	—	$68,553,594	—
Canada	121,436,558	$121,436,558	—	—
France	151,325,821	—	151,325,821	—
Germany	138,454,112	—	138,454,112	—
Italy	36,785,633	—	36,785,633	—
Netherlands	27,048,548	27,048,548	—	—
Norway	61,362,274	—	61,362,274	—
Singapore	27,586,771	—	27,586,771	—
Spain	13,382,409	—	13,382,409	—
Sweden	19,640,837	—	19,640,837	—
Switzerland	57,412,780	—	57,412,780	—
Taiwan	18,740,619	18,740,619	—	—
United Kingdom	283,909,423	27,416,548	256,492,875	—
United States	1,035,604,289	1,035,604,289	—	—
Short-term investments	57,322,877	57,322,877	—	—
Total investments in securities	$2,118,566,545	$1,287,569,439	$830,997,106	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       27

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended February 29, 2016 were $4,006. For the year ended February 29, 2016, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $107,463,867 that are the result of security transactions occurring after October 31, 2015, are treated as occurring on March 1, 2016, the first day of the fund's next taxable year.

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends quarterly. Capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended February 29, 2016 and February 28, 2015 was as follows:

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       28

	February 28, 2016	February 28, 2015
Ordinary Income	$77,699,319	$95,767,121
Long-Term Capital Gain	101,585,517	92,389,503
Total	$179,284,836	$188,156,624

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2016, the components of distributable earnings on a tax basis consisted of $10,644,321 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class R6 shares had waivers and/or reimbursement such that expenses would not exceed 0.97% for Class R6 shares.

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Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective September 1, 2015, the Advisor voluntarily agrees to reduce its management fee or, if necessary, make payment to Class R2 shares of the fund, in an amount equal to the amount by which the expenses of Class R2 shares exceed 1.38% of the average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the fund" means all the expenses of the share class (including fund expenses attributable to the class), excluding: (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the year ended February 29, 2016:

Class	Expense reductions	Class	Expense reductions
Class A	$40,289	Class R2	$4,914
Class B	1,079	Class R6	5,387
Class C	11,715	Class NAV	48,178
Class I	83,325	Total	$194,887

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended February 29, 2016 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,028,331 for the year ended February 29, 2016. Of this amount, $521,421 was retained and used for

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       30

printing prospectuses, advertising, sales literature and other purposes, $2,501,723 was paid as sales commissions to broker-dealers and $5,187 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 29, 2016, CDSCs received by the Distributor amounted to $5,358, $18,596 and $20,793 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,596,454	$667,973	$18,682	$18,279
Class B	142,483	17,893	5,175	465
Class C	1,547,063	194,199	8,046	3,479
Class I	—	1,219,640	24,944	31,112
Class R2	5,585	181	5,563	62
Class R6	—	143	5,119	56
Total	$3,291,585	$2,100,029	$67,529	$53,453

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to February 29, 2016, state registration fees and printing and postage amounted to $138,439 and $129,297, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       31

Note 5 — Fund share transactions

Transactions in fund shares for the years ended February 29, 2016 and February 28, 2015 were as follows:

		Year ended 2-29-16		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,988,813	$141,830,521	20,719,507	$248,267,051
Distributions reinvested	3,650,890	37,774,679	3,469,242	39,825,466
Repurchased	(18,406,136)	(198,023,915)	(22,029,303)	(258,739,581)
Net increase (decrease)	(1,766,433)	($18,418,715)	2,159,446	$29,352,936
Class B shares
Sold	37,856	$406,269	166,047	$1,961,689
Distributions reinvested	69,139	713,045	74,877	856,685
Repurchased	(307,309)	(3,306,303)	(238,338)	(2,849,017)
Net increase (decrease)	(200,314)	($2,186,989)	2,586	($30,643)
Class C shares
Sold	2,552,507	$28,296,220	4,752,670	$56,729,485
Distributions reinvested	902,501	9,313,786	781,411	8,933,617
Repurchased	(4,277,843)	(45,937,158)	(2,090,014)	(24,867,403)
Net increase (decrease)	(822,835)	($8,327,152)	3,444,067	$40,795,699
Class I shares
Sold	25,978,642	$282,688,478	44,841,443	$538,638,175
Distributions reinvested	7,630,235	79,403,301	7,155,019	82,144,457
Repurchased	(42,313,928)	(456,473,543)	(22,743,540)	(270,635,958)
Net increase (decrease)	(8,705,051)	($94,381,764)	29,252,922	$350,146,674
Class R2 shares
Sold	42,457	$455,553	75,096	$890,451
Distributions reinvested	7,751	80,387	4,971	56,777
Repurchased	(73,045)	(768,518)	(11,879)	(134,980)
Net increase (decrease)	(22,837)	($232,578)	68,188	$812,248
Class R6 shares
Sold	77,540	$867,395	16,700	$197,531
Distributions reinvested	6,783	69,824	1,336	15,272
Repurchased	(29,617)	(316,169)	(2,266)	(26,284)
Net increase	54,706	$621,050	15,770	$186,519
Class NAV shares
Sold	918,471	$10,328,098	5,275,151	$63,578,517
Distributions reinvested	4,706,809	48,889,581	4,483,816	51,522,311
Repurchased	(8,691,173)	(90,679,359)	(6,277,534)	(74,639,434)
Net increase (decrease)	(3,065,893)	($31,461,680)	3,481,433	$40,461,394
Total net increase (decrease)	(14,528,657)	($154,387,828)	38,424,412	$461,724,827

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV, respectively, on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $783,152,156 and $999,324,744, respectively, for the year ended February 29, 2016.

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Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 25.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Portfolio	8.4%
John Hancock Funds II Lifestyle Balanced Portfolio	8.0%

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       33

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Shareholder Yield Fund (the "Fund") at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2016

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       34

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 29, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $101,585,517 in capital gain dividends.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	228
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	228
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee*
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       39

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Epoch Investment Partners, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279518	320A 2/16 4/16

ITEM 2. CODE OF ETHICS.

As of the end of the year, February 29, 2016, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended February 29, 2016 and February 28, 2015. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	February 29, 2016	February 28, 2015
John Hancock Global Shareholder Yield Fund	$ 39,846	$ 39,077
John Hancock International Growth Fund	51,418	39,355
John Hancock International Core Fund	50,267	44,943
Total	$ 141,531	$ 123,375

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $103,474 and $103,940 for the fiscal years ended February 29, 2016 and February 28, 2015, respectively.

Fund	February 29, 2016	February 28, 2015
John Hancock Global Shareholder Yield Fund	$ 525	$ 519
John Hancock International Growth Fund	525	519
John Hancock International Core Fund	525	519
Total	$ 1,575	$ 1,557

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended February 29, 2016 and February 28, 2015. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	February 29, 2016	February 28, 2015
John Hancock Global Shareholder Yield Fund	$ 3,500	$ 3,450
John Hancock International Growth Fund	4,000	3,900
John Hancock International Core Fund	4,000	3,900
Total	$ 11,500	$ 11,250

(d) All Other Fees

The nature of the services comprising all other fees is attestation services surrounding new class launches and miscellaneous tax services. Other fees amounted to the following for the fiscal years ended February 29, 2016 and February 28, 2015 billed to the registrant or to the control affiliates.

Fund	February 29, 2016	February 28, 2015
John Hancock Global Shareholder Yield Fund	$ 1,704	$ 120
John Hancock International Growth Fund	9,804	120
John Hancock International Core Fund	1,704	120
Total	$ 13,212	$ 360

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust+’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended February 29, 2016, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $6,260,177 for the fiscal year ended February 29, 2016 and $6,279,236 for the fiscal year ended February 28, 2015.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016